        As filed with the Securities and Exchange Commission on October 28, 2002
                                               Securities Act File No. 333-57793
                               Investment Company Act of 1940 File No. 811-08839


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                      Post-Effective Amendment No. 3 /X/

                                       And

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                              Amendment No. 6 /X/


                         streetTRACKS(R) SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                               225 Franklin Street
                           Boston, Massachusetts 02110
                    (Address of Principal Executive Offices)

                   Registrant's Telephone Number: 617-662-3971

                           Stephanie M. Nichols, Esq.
                                     Counsel
                       State Street Bank and Trust Company
                               One Federal Street
                           Boston, Massachusetts 02110
                     (Name and Address of Agent for Service)

                                   Copies to:
                             Stuart M. Strauss, Esq.
                             Mayer Brown, Rowe & Maw
                                  1675 Broadway
                            New York, New York 10019

It is proposed that this filing will become effective:
[X] immediately upon filing pursuant to Rule 485, paragraph (b)
[ ] on _____________ pursuant to Rule 485, paragraph (b)
[ ] 60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ] on _________________ pursuant to Rule 485, paragraph (a)(1)
[ ] 75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ] on _________________ pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        [STREETTRACKS LOGO]SERIES TRUST

                                   PROSPECTUS

           streetTRACKS(R) DOW JONES U.S. LARGE CAP VALUE INDEX FUND


           streetTRACKS(R) DOW JONES U.S. LARGE CAP GROWTH INDEX FUND


           streetTRACKS(R) DOW JONES U.S. SMALL CAP VALUE INDEX FUND


           streetTRACKS(R) DOW JONES U.S. SMALL CAP GROWTH INDEX FUND


               streetTRACKS(R) DOW JONES GLOBAL TITANS INDEX FUND


                    streetTRACKS(R) WILSHIRE REIT INDEX FUND


              streetTRACKS(R) MORGAN STANLEY TECHNOLOGY INDEX FUND


               streetTRACKS(R) MORGAN STANLEY INTERNET INDEX FUND


                           FORTUNE 500(R) INDEX FUND


                          FORTUNE e-50(TM) INDEX FUND

                                OCTOBER 28, 2002


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. SHARES IN EACH FUND ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT, NOR ARE SHARES DEPOSITS OR OBLIGATIONS OF ANY BANK. SUCH SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE LOSS OF PRINCIPAL.

                               TABLE OF CONTENTS



streetTRACKS(R) Series Trust................................    1
  Who Should Invest.........................................    1
  streetTRACKS(R) Dow Jones U.S. Large Cap Value Index
     Fund...................................................    2
  streetTRACKS(R) Dow Jones U.S. Large Cap Growth Index
     Fund...................................................    7
  streetTRACKS(R) Dow Jones U.S. Small Cap Value Index
     Fund...................................................   13
  streetTRACKS(R) Dow Jones U.S. Small Cap Growth Index
     Fund...................................................   19
  streetTRACKS(R) Dow Jones Global Titans Index Fund........   25
  streetTRACKS(R) Wilshire REIT Index Fund..................   32
  streetTRACKS(R) Morgan Stanley Technology Index Fund......   37
  streetTRACKS(R) Morgan Stanley Internet Index Fund........   43
  FORTUNE 500(R) Index Fund.................................   49
  FORTUNE e-50(TM) Index Fund...............................   56
Additional Investment Strategies, Risks and Other
  Considerations............................................   63
  Additional Investment Strategies..........................   63
  Additional Risks..........................................   63
  Other Considerations......................................   64
Management..................................................   64
Index Licenses..............................................   66
Determination of Net Asset Value............................   70
Buying and Selling the Funds................................   70
Creation and Redemption of Creation Units...................   70
Distributions...............................................   75
Tax Matters.................................................   75
General Information.........................................   77
Financial Highlights........................................   78
Additional Information Concerning the Funds.................   82

                          streetTRACKS(R) SERIES TRUST



     streetTRACKS(R) Series Trust (the "Trust") is an "index fund" consisting of ten separate investment portfolios (each a "Fund" and collectively the "Funds").



     The investment objective of each Fund is to provide investment results that, before expenses, correspond generally to the total return of a specified market index (each an "Index"). SSgA Funds Management, Inc. (the "Adviser") manages each Fund.



     The shares of each Fund (the "Shares") will be listed on the American Stock Exchange (the "Exchange"). The Shares trade on the Exchange at market prices that may differ to some degree from the Shares' net asset values. Each Fund issues and redeems Shares on a continuous basis -- at net asset value -- only in a large specified number of Shares called a "Creation Unit,"* principally in-kind for securities included in the relevant Index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.*


                               WHO SHOULD INVEST

     Each Fund is designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities of companies in a specified Index. The Funds may be suitable for long-term investment in the market represented in the relevant Index. Shares of each Fund may also be used as an asset allocation tool or as a speculative trading instrument. Unlike many conventional mutual funds which are only bought and sold at closing net asset values, each Fund's Shares have been designed to be tradable in a secondary market on the Exchange on an intraday basis and to be created and redeemed principally in kind in Creation Units at each day's next calculated net asset value. These arrangements are designed to protect ongoing shareholders from adverse effects on the portfolio of a Fund that could arise from frequent cash creation and redemption transactions that affect the net asset value of such Fund. Moreover, in contrast to conventional mutual funds where redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities which, in turn, may generate taxable gain, the in-kind redemption mechanism of the Funds generally will not lead to a tax event for ongoing shareholders.
---------------


* Except that under the "Dividend Reinvestment Service" described further in the Statement of Additional Information, however, Shares may be created in less than a Creation Unit and upon termination of a Fund, Shares may be redeemed in less than a Creation Unit.

           streetTRACKS(R) DOW JONES U.S. LARGE CAP VALUE INDEX FUND

                                 (SYMBOL: ELV)


     This section describes the streetTRACKS(R) Dow Jones U.S. Large Cap Value Index Fund's investment objective, principal investment strategies, risks, expenses and performance.


     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones U.S. Large Cap Value Index (the "U.S. Large Cap Value Index" or the "Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the performance of the U.S. Large Cap Value Index. The Index includes common stocks, which are chosen by Dow Jones & Company, Inc. ("Dow Jones") based upon certain float-adjusted market capitalization and value characteristics.

     The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the U.S. Large Cap Value Index. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

     The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Index, purchase securities not in the Index which the Adviser believes are appropriate to substitute for the Index Securities, or utilize various combinations of other available investment techniques, in seeking to track accurately the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.


     The Fund will normally invest at least 95% of its total assets in common stocks that comprise the Index. The Fund has adopted a policy that requires each Fund to provide shareholders with at least 60 days notice prior to any significant material change in this policy or its underlying Index.


     Principal risks of investing in the Fund. Unlike many investment companies, the Fund is not actively "managed." Therefore, it would not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Index. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Index.

     - Stock values could decline generally or could underperform other investments.

     - A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

     - Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller companies.

     - The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. If the Fund utilizes a sampling approach, or futures or other derivative positions its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index.

     THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

OTHER INVESTMENT CONSIDERATIONS AND RISKS.

     The U.S. Large Cap Value Index. The U.S. Large Cap Value Index is composed of common stocks, which are chosen by Dow Jones, based upon float-adjusted market capitalization and value characteristics. Each year, Dow Jones selects the largest U.S. stocks by market capitalization in order to create the large cap universe, which represents approximately 70% of the total U.S.

equity market. After the initial list of eligible large cap stocks is determined, Dow Jones uses a proprietary model to identify the value stocks within the large cap universe. Thus, the U.S. Large Cap Value Index is a subset of the large cap universe. The purpose of the Index is to provide an effective representation of the U.S. large cap value segment of the equity market. The inclusion of a stock in the Index in no way implies that Dow Jones believes the stock to be an attractive investment, nor is Dow Jones a sponsor or in any way affiliated with the Fund. Each stock in the Index is weighted by its float-adjusted market values of all the securities in the Index. The Index only includes common stocks domiciled in the U.S. and its territories. You should also be aware that Dow Jones has retained editorial control over the Index and has reserved the right to modify the Index and/or its methodology at any time.

     Changes in policies. The Trust's Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Trustees will not materially change the Fund's investment objective without shareholder approval.


                               FEES AND EXPENSES



     This table describes the fees and expenses that you may pay if you buy and hold shares of the streetTRACKS(R) Dow Jones U.S. Large Cap Value Index Fund.(1)



SHAREHOLDER FEES
(fees paid directly from your investment, but see
  "Creation and Redemption of Creation Units" for a
  discussion of Creation and Redemption Transaction
  Fees)................................................  0.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from the Fund's assets)(2)
  Management Fees......................................  0.20%
  Distribution and Services (12b-1) Fees(3)............  0.00%
  Other Expenses(4)....................................  0.04%
                                                         -----
TOTAL ANNUAL FUND OPERATING EXPENSES...................  0.24%
                                                         =====


     --------------------
     (1) You will incur customary brokerage commissions when buying and selling shares of the Fund.
     (2) Expressed as a percentage of average daily net assets.
     (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, no such payments will be made during the next 12 months of operation.
     (4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

                              BAR CHART AND TABLE



     The bar chart and table below provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The after-tax returns presented below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[CHART]

                                                                             ANNUAL RETURN
                                                                             -------------
Calendar Year End 2001(1)                                                        -6.3


(1) As of September 30, 2002, the Fund's Calendar Year-To-Date return was
    -25.24%.



     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on September 25, 2000. During the period shown above (January 1, 2001 through September 30, 2002), the highest quarterly return for the Fund was 5.32% for the quarter ended December 31, 2001, and the lowest was -16.47% for the quarter ended September 30, 2002.

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                           ONE         SINCE
(FOR PERIOD ENDING DECEMBER 31, 2001)                 YEAR     INCEPTION(1)
-------------------------------------------------------------------------------
  Return Before Taxes                                 -6.30%       -0.60%
-------------------------------------------------------------------------------
  Return After Taxes on Distributions                 -6.95%       -1.28%
-------------------------------------------------------------------------------
  Return After Taxes on Distributions and
     Redemption of Creation Units                     -3.84%       -0.81%
-------------------------------------------------------------------------------
  Dow Jones Large Cap Index (reflects no
     deductions for fees, expenses or taxes)         -15.47%      -20.26%
-------------------------------------------------------------------------------
  Dow Jones U.S. Large Cap Value Index (reflects
     no deductions for fees, expenses or taxes)       -6.12%       -0.45%
-------------------------------------------------------------------------------



(1) Investment operations commenced on September 25, 2000.


                                    EXAMPLE


     The streetTRACKS(R) Dow Jones U.S. Large Cap Value Index Fund sells and redeems Shares in Creation Units principally on an in-kind basis for portfolio securities of the relevant Index. SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the relevant Index), assuming a 5% annual return and that the Fund's operating expenses remain the same. INVESTORS SHOULD NOTE THAT THE PRESENTATION BELOW OF A $10,000 INVESTMENT IN A CREATION UNIT IS FOR ILLUSTRATION PURPOSES ONLY, AS SHARES WILL BE ISSUED BY THE FUND ONLY IN CREATION UNITS. FURTHER, THE RETURN OF 5% AND ESTIMATED EXPENSES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED INDICATIONS OF EXPECTED FUND EXPENSES OR PERFORMANCE, WHICH MAY BE GREATER OR LESSER THAN THE ESTIMATES.



YEAR                                                  EXPENSES
----                                                  --------
1...................................................    $ 25
3...................................................    $ 77
5...................................................    $136
10..................................................    $307

           streetTRACKS(R) DOW JONES U.S. LARGE CAP GROWTH INDEX FUND

                                 (SYMBOL: ELG)


     This section describes the streetTRACKS(R) Dow Jones U.S. Large Cap Growth Index Fund's investment objective, principal investment strategies, risks, expenses and performance.


     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones U.S. Large Cap Growth Index (the "U.S. Large Cap Growth Index" or the "Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the performance of the U.S. Large Cap Growth Index. The Index includes common stocks, which are chosen by Dow Jones based upon certain float-adjusted market capitalization and growth characteristics.

     The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the U.S. Large Cap Growth Index. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

     The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Index, purchase securities not in the Index which the Adviser believes are appropriate to substitute for the Index Securities, or utilize various combinations of other available investment techniques, in seeking to track accurately the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.


     The Fund will normally invest at least 95% of its total assets in common stocks that comprise the Index. The Fund has adopted a policy that requires each Fund to provide shareholders with at least 60 days notice prior to any significant material change in this policy or its underlying Index.

     Principal risks of investing in the Fund. Unlike many investment companies, the Fund is not actively "managed." Therefore, it would not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Index. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Index.

     - Stock values could decline generally or could underperform other investments.

     - Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller companies.

     - The Fund emphasizes a "growth" style of investing. The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

     - The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. If the Fund utilizes a sampling approach, or futures or other derivative positions its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index.

     THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

OTHER INVESTMENT CONSIDERATIONS AND RISKS.

     The U.S. Large Cap Growth Index. The U.S. Large Cap Growth Index is composed of common stocks, which are chosen by Dow Jones, based upon float-adjusted market capitalization and growth characteristics. Each year, Dow Jones selects the largest U.S. stocks by market capitalization in order to create the large cap universe, which represents approximately 70% of the total

U.S. equity market. After the initial list of eligible large cap stocks is determined, Dow Jones uses a proprietary model to identify the growth stocks within the large cap universe. Thus, the U.S. Large Cap Growth Index is a subset of the large cap universe. The purpose of the Index is to provide an effective representation of the U.S. large cap growth segment of the equity market. The inclusion of a stock in the Index in no way implies that Dow Jones believes the stock to be an attractive investment, nor is Dow Jones a sponsor or in any way affiliated with the Fund. Each stock in the Index is weighted by its float-adjusted market capitalization. That is, each security is weighted by its float-adjusted market value relative to the total float-adjusted market values of all the securities in the Index. The Index only includes common stocks of issuers domiciled in the U.S. and its territories. You should also be aware that Dow Jones has retained editorial control over the Index and has reserved the right to modify the Index and/or its methodology at any time.


     Changes in policies. The Trust's Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Trustees will not materially change the Fund's investment objective without shareholder approval.

                               FEES AND EXPENSES



     This table describes the fees and expenses that you may pay if you buy and hold shares of the streetTRACKS(R) Dow Jones U.S. Large Cap Growth Index Fund.(1)



SHAREHOLDER FEES
(fees paid directly from your investment, but see
  "Creation and Redemption of Creation Units" for a
  discussion of Creation and Redemption Transaction
  Fees)................................................  0.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from the Fund's assets)(2)
  Management Fees......................................  0.20%
  Distribution and Services (12b-1) Fees(3)............  0.00%
  Other Expenses(4)....................................  0.05%
                                                         -----
TOTAL ANNUAL FUND OPERATING EXPENSES...................  0.25%
                                                         =====


     -------------------------
     (1) You will incur customary brokerage commissions when buying and selling shares of the Fund.

     (2) Expressed as a percentage of average daily net assets.

     (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, no such payments will be made during the next 12 months of operation.


     (4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

                              BAR CHART AND TABLE



     The bar chart and table below provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The after-tax returns presented below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[BAR CHART]

                                                                             ANNUAL RETURN
                                                                             -------------
Calendar Year End 2001(1)                                                       -25.66


(1) As of September 30, 2002, the Fund's Calendar Year-To-Date return was
    -36.23%.



     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on September 25, 2000. During the period shown above (January 1, 2001 though September 30, 2002), the highest quarterly return for the Fund was 17.06% for the quarter ended December 31, 2001, and the lowest was -24.88% for the quarter ended September 30, 2001.

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                           ONE         SINCE
(FOR PERIOD ENDING DECEMBER 31, 2001)                 YEAR     INCEPTION(1)
-------------------------------------------------------------------------------
  Return Before Taxes                                -25.66%      -37.60%
-------------------------------------------------------------------------------
  Return After Taxes on Distributions                -25.72%      -37.65%
-------------------------------------------------------------------------------
  Return After Taxes on Distributions and
     Redemption of Creation Units                    -15.62%      -29.70%
-------------------------------------------------------------------------------
  Dow Jones Large Cap Index (reflects no
     deductions for fees, expenses or taxes)         -15.47%      -20.26%
-------------------------------------------------------------------------------
  Dow Jones U.S. Large Cap Growth Index (reflects
     no deductions for fees, expenses or taxes)      -25.46%      -37.53%
-------------------------------------------------------------------------------



(1) Investment operations commenced on September 25, 2000.


                                    EXAMPLE


     The streetTRACKS(R) Dow Jones U.S. Large Cap Growth Index Fund sells and redeems Shares in Creation Units principally on an in-kind basis for portfolio securities of the relevant Index. SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the relevant Index), assuming a 5% annual return and that the Fund's operating expenses remain the same. INVESTORS SHOULD NOTE THAT THE PRESENTATION BELOW OF A $10,000 INVESTMENT IN A CREATION UNIT IS FOR ILLUSTRATION PURPOSES ONLY, AS SHARES WILL BE ISSUED BY THE FUND ONLY IN CREATION UNITS. FURTHER, THE RETURN OF 5% AND ESTIMATED EXPENSES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED INDICATIONS OF EXPECTED FUND EXPENSES OR PERFORMANCE, WHICH MAY BE GREATER OR LESSER THAN THE ESTIMATES.



YEAR                                                  EXPENSES
----                                                  --------
1...................................................    $ 26
3...................................................    $ 81
5...................................................    $141
10..................................................    $320

           streetTRACKS(R) DOW JONES U.S. SMALL CAP VALUE INDEX FUND

                                 (SYMBOL: DSV)


     This section describes the streetTRACKS(R) Dow Jones U.S. Small Cap Value Index Fund's investment objective, principal investment strategies, risks, expenses and performance.


     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones U.S. Small Cap Value Index (the "U.S. Small Cap Value Index" or the "Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the performance of the U.S. Small Cap Value Index. The Index includes common stocks, which are chosen by Dow Jones based upon certain float-adjusted market capitalization and value characteristics.

     The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the U.S. Small Cap Value Index. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

     The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Index, purchase securities not in the Index which the Adviser believes are appropriate to substitute for the Index Securities, or utilize various combinations of other available investment techniques, in seeking to track accurately the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.


     The Fund will normally invest at least 95% of its total assets in common stocks that comprise the Index. The Fund has adopted a policy that requires each Fund to provide shareholders with at least 60 days notice prior to any significant material change in this policy or its underlying Index.


     Principal risks of investing in the Fund. Unlike many investment companies, the Fund is not actively "managed." Therefore, it would not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Index. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Index.

     - Stock values could decline generally, or could underperform other investments.

     - Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

     - A "value" style of investing emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on "value" equity securities are less than returns on other styles of investing or the overall stock market. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

     - Small companies may be more likely than mid-cap and large-cap companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees.

     - The Fund's return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. If the Fund utilizes a sampling approach, or futures or other derivative positions its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index.

     THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

OTHER INVESTMENT CONSIDERATIONS AND RISKS.


     The U.S. Small Cap Value Index. The U.S. Small Cap Value Index is composed of common stocks, which are chosen by Dow Jones, based upon float-adjusted market capitalization and value characteristics. Each year, Dow Jones selects the smallest U.S. stocks by market capitalization in order to create the small cap universe, which represents approximately 5% of the total U.S. equity market. After the initial list of eligible small cap stocks is determined, Dow Jones uses a proprietary model to identify value stocks within the small cap universe. Thus, the U.S. Small Cap Value Index is a subset of the small cap universe. The purpose of the Index is to provide an effective representation of the U.S. small cap value segment of the equity market. The inclusion of a stock in the Index in no way implies that Dow Jones believes the stock to be an attractive investment, nor is Dow Jones a sponsor or in any way affiliated with the Fund. Each stock in the Index is weighted by its float-adjusted market capitalization. That is, each security is weighted by its float-adjusted market value relative to the total float-adjusted market values of all the securities in the Index. The Index only includes common stocks of issuers domiciled in the U.S. and its territories. You should also be aware that Dow Jones has retained editorial control over the Index and has reserved the right to modify the Index and/or its methodology at any time.


     Changes in policies. The Trust's Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Trustees will not materially change the Fund's investment objective without shareholder approval.

                               FEES AND EXPENSES



     This table describes the fees and expenses that you may pay if you buy and hold shares of the streetTRACKS(R) Dow Jones U.S. Small Cap Value Index Fund.(1)


SHAREHOLDER FEES
(fees paid directly from your investment, but see
  "Creation and Redemption of Creation Units" for a
  discussion of Creation and Redemption Transaction
  Fees).................................................  0.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from the Fund's assets)(2)
  Management Fees.......................................  0.25%
  Distribution and Services (12b-1) Fees(3).............  0.00%
  Other Expenses(4).....................................  0.03%
                                                          -----
TOTAL ANNUAL FUND OPERATING EXPENSES....................  0.28%
                                                          =====

     --------------------
     (1) You will incur customary brokerage commissions when buying and selling shares of the Fund.

     (2) Expressed as a percentage of average daily net assets.

     (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, no such payments will be made during the next 12 months of operation.

     (4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

                              BAR CHART AND TABLE



     The bar chart and table below provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The after-tax returns presented below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[CHART]

                                                                             ANNUAL RETURN
                                                                             -------------
Calendar Year End 2001(1)                                                        12.33


(1) As of September 30, 2002, the Fund's Calendar Year-To-Date return was
    -6.44%.



     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on September 25, 2000. During the period shown above (January 1, 2001 through September 30, 2002), the highest quarterly return for the Fund was 13.03% for the quarter ended December 31, 2001, and the lowest was -13.91% for the quarter ended September 31, 2002.

-------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURN                ONE         SINCE
      (FOR PERIOD ENDING DECEMBER 31, 2001)           YEAR     INCEPTION(1)
-------------------------------------------------------------------------------
  Return Before Taxes                                12.33%       22.99%
-------------------------------------------------------------------------------
  Return After Taxes on Distributions                 9.93%       20.62%
-------------------------------------------------------------------------------
  Return After Taxes on Distributions and
     Redemption of Creation Units                     7.50%       17.31%
-------------------------------------------------------------------------------
  Dow Jones Small Cap Index (reflects no
     deductions for fees, expenses or taxes)          2.43%       -2.55%
-------------------------------------------------------------------------------
  Dow Jones U.S. Small Cap Value Index (reflects
     no deductions for fees, expenses or taxes)      12.78%       23.66%
-------------------------------------------------------------------------------



(1) Investment operations commenced on September 25, 2000.


                                    EXAMPLE


     The streetTRACKS(R) Dow Jones U.S. Small Cap Value Index Fund sells and redeems Shares in Creation Units principally on an in-kind basis for portfolio securities of the relevant Index. SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the relevant Index), assuming a 5% annual return and that the Fund's operating expenses remain the same. INVESTORS SHOULD NOTE THAT THE PRESENTATION BELOW OF A $10,000 INVESTMENT IN A CREATION UNIT IS FOR ILLUSTRATION PURPOSES ONLY, AS SHARES WILL BE ISSUED BY THE FUND ONLY IN CREATION UNITS. FURTHER, THE RETURN OF 5% AND ESTIMATED EXPENSES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED INDICATIONS OF EXPECTED FUND EXPENSES OR PERFORMANCE, WHICH MAY BE GREATER OR LESSER THAN THE ESTIMATES.



                        YEAR                          EXPENSES
                        ----                          --------
1...................................................    $ 29
3...................................................    $ 90
5...................................................    $158
10..................................................    $358

           streetTRACKS(R) DOW JONES U.S. SMALL CAP GROWTH INDEX FUND

                                 (SYMBOL: DSG)


     This section describes the streetTRACKS(R) Dow Jones U.S. Small Cap Growth Index Fund's investment objective, principal investment strategies, risks, expenses and performance.


     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones U.S. Small Cap Growth Index (the "U.S. Small Cap Growth Index" or the "Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the performance of the U.S. Small Cap Growth Index. The Index includes common stocks, which are chosen by Dow Jones based upon certain float-adjusted market capitalization and growth characteristics.


     The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the U.S. Small Cap Growth Index. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.


     The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Index, purchase securities not in the Index which the Adviser believes are appropriate to substitute for the Index Securities, or utilize various combinations of other available investment techniques, in seeking to track accurately the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.


     The Fund will normally invest at least 95% of its total assets in common stocks that comprise the Index. The Fund has adopted a policy that requires each Fund to provide shareholders with at least 60 days notice prior to any significant material change in this policy or its underlying Index.


     Principal risks of investing in the Fund. Unlike many investment companies, the Fund is not actively "managed." Therefore, it would not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Index. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Index.

     - Stock values could decline generally, or could underperform other investments.

     - Returns on investments in stocks of small U.S. companies could trail the returns on investments in stocks of larger companies.

     - The Fund emphasizes a "growth" style of investing. The market values of such securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.

     - Small companies may be more likely than mid-cap and large-cap companies to have relatively limited product lines, markets or financial resources, or depend on a few key employees.

     - The Fund's return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. If the Fund utilizes a sampling approach, or futures or other derivative positions its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index.

     THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

OTHER INVESTMENT CONSIDERATIONS AND RISKS.

     The U.S Small Cap Growth Index. The U.S. Small Cap Growth Index is composed of common stocks, which are chosen by Dow Jones, based upon float-adjusted market capitalization and growth characteristics. Each year,

Dow Jones selects the smallest U.S. stocks by market capitalization in order to create the small cap universe, which represents approximately 5% of the total U.S. equity market. After the initial list of eligible small cap stocks is determined, Dow Jones uses a proprietary model to identify growth stocks within the small cap universe. Thus, the U.S. Small Cap Growth Index is a subset of the small cap universe. The purpose of the Index is to provide an effective representation of the U.S. small cap growth segment of the equity market. The inclusion of a stock in the Index in no way implies that Dow Jones believes the stock to be an attractive investment, nor is Dow Jones a sponsor or in any way affiliated with the Fund. Each stock in the Index is weighted by its float-adjusted market capitalization. That is, each security is weighted by its float-adjusted market value relative to the total float-adjusted market values of all the securities in the Index. The Index only includes common stocks of issuers domiciled in the U.S. and its territories. You should also be aware that Dow Jones has retained editorial control over the Index and has reserved the right to modify the Index and/or its methodology at any time.


     Changes in policies. The Trust's Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Trustees will not materially change the Fund's investment objective without shareholder approval.

                               FEES AND EXPENSES



     This table describes the fees and expenses that you may pay if you buy and hold shares of the streetTRACKS(R) Dow Jones U.S. Small Cap Growth Index Fund.(1)


SHAREHOLDER FEES
(fees paid directly from your investment, but see
  "Creation and Redemption of Creation Units" for a
  discussion of Creation and Redemption Transaction
  Fees)................................................  0.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from the Fund's assets)(2)
  Management Fees......................................  0.25%
  Distribution and Services (12b-1) Fees(3)............  0.00%
  Other Expenses(4)....................................  0.05%
                                                         -----
TOTAL ANNUAL FUND OPERATING EXPENSES...................  0.30%
                                                         =====

     --------------------
     (1) You will incur customary brokerage commissions when buying and selling shares of the Fund.

     (2) Expressed as a percentage of average daily net assets.

     (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, no such payments will be made during the next 12 months of operation.

     (4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

                              BAR CHART AND TABLE



     The bar chart and table below provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance. Past performance (both before and after tax) is not necessarily an indication of how the Fund will perform in the future. The after-tax returns presented below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[CHART]

                                                                             ANNUAL RETURN
                                                                             -------------
Calendar Year End 2001(1)                                                        -8.88


(1) As of September 30, 2002, the Fund's Calendar Year-to-Date return was
    -44.02%.



     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on September 25, 2000. During the period shown above (January 1, 2001 though September 30, 2002), the highest quarterly return for the Fund was 32.87% for the quarter ended December 31, 2001, and the lowest was -30.33% for the quarter ended September 30, 2001.

-------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURN                        ONE         SINCE
(FOR PERIOD ENDING DECEMBER 31, 2001)                YEAR      INCEPTION(1)
-------------------------------------------------------------------------------
  Return Before Taxes                                -8.88%       -21.92%
-------------------------------------------------------------------------------
  Return After Taxes on Distributions                -8.88%       -21.92%
-------------------------------------------------------------------------------
  Return After Taxes on Distributions and
     Redemption of Creation Units                    -5.41%       -17.41%
-------------------------------------------------------------------------------
  Dow Jones Small Cap Index (reflects no
     deductions for fees, expenses or taxes)          2.43%        -2.55%
-------------------------------------------------------------------------------
  Dow Jones U.S. Small Cap Growth Index (reflects
     no deductions for fees, expenses or taxes)      -8.50%       -21.72%
-------------------------------------------------------------------------------



(1) Investment operations commenced on September 25, 2000.


                                    EXAMPLE


     The streetTRACKS(R) Dow Jones U.S. Small Cap Growth Index Fund sells and redeems Shares in Creation Units principally on an in-kind basis for portfolio securities of the relevant Index. SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the relevant Index), assuming a 5% annual return and that the Fund's operating expenses remain the same. INVESTORS SHOULD NOTE THAT THE PRESENTATION BELOW OF A $10,000 INVESTMENT IN A CREATION UNIT IS FOR ILLUSTRATION PURPOSES ONLY, AS SHARES WILL BE ISSUED BY THE FUND ONLY IN CREATION UNITS. FURTHER, THE RETURN OF 5% AND ESTIMATED EXPENSES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED INDICATIONS OF EXPECTED FUND EXPENSES OR PERFORMANCE, WHICH MAY BE GREATER OR LESSER THAN THE ESTIMATES.



YEAR                                                  EXPENSES
----                                                  --------
1...................................................    $ 31
3...................................................    $ 97
5...................................................    $169
10..................................................    $383

               streetTRACKS(R) DOW JONES GLOBAL TITANS INDEX FUND
                                 (SYMBOL: DGT)


     This section describes the streetTRACKS(R) Dow Jones Global Titans Index Fund's investment objective, principal investment strategies, risks, expenses and performance.


     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Dow Jones Global Titans Index U.S. Close (the "Global Titans Index" or the "Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the performance of the Global Titans Index. The Index includes 50 stocks, which are chosen by Dow Jones based on the combination of market data and fundamental data.

     The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Global Titans Index. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

     The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Index, purchase securities not in the Index which the Adviser believes are appropriate to substitute for the Index Securities, or utilize various combinations of other available investment techniques, in seeking to track accurately the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.


     The Fund will normally invest at least 95% of its total assets in common stocks that comprise the Index. The Fund has adopted a policy that requires each Fund to provide shareholders with at least 60 days notice prior to any significant material change in this policy or its underlying Index.


     Principal risks of investing in the Fund. Unlike many investment companies, the Fund is not actively "managed." Therefore, it would not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Index. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Index.

     - Stock values could decline generally or could underperform other investments.

     - Returns on investments in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.

     - Returns on investments in stocks of large companies could trail the returns on investments in stocks of smaller companies.

     - The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. If the Fund utilizes a sampling approach, or futures or other derivative positions its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index.


     - The Fund's net asset value is determined on the basis of US dollars. Foreign currencies, investments, and other assets and liabilities, if any, are translated into US dollars at current exchange rates. Therefore, you may lose money if the local currency of a foreign market depreciates against the US dollar even if the local currency value of the Fund's holdings goes up.


     THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

OTHER INVESTMENT CONSIDERATIONS AND RISKS.

     The Global Titans Index. The Global Titans Index is composed of 50 common stocks, which are chosen by Dow Jones. The stock must, in the opinion of Dow Jones, meet all four of the following criteria to qualify as a candidate for the index: (1) It must be a well established company with a solid financial situation and a broad client base; (2) It must be well known to global investors for either its long history of success or its widely used products or services; (3) It must be a market leader in its industry with either a dominant position or a competitive advantage; (4) It must be among the largest of blue-chip companies in the global arena. In constructing the Global Titans Index, a unique multi-factor methodology is adopted. First the 5,000 stocks of the Dow Jones Global Indexes are used as the Initial Pool with a view towards ensuring that all candidates are investable, liquid and representative of the global markets. Market capitalization is then used as the first screen to create the Final Pool by selecting the top 100 companies. Dow Jones' rationale for this step is that market value is a universal measurement across industries, and also that its use is most appropriate for an index built for investment purposes. Every company in the final pool of 100 must derive some revenue from outside its home country. This screen is instituted to ensure that all of the Titans selected are truly Global companies. The next step in index construction is to combine the Final Pool components' market capitalization rankings with their rankings according to four other indicators of size and leadership. These four indicators, two from the balance sheet and two from the income statement, are assets, book value, sales/revenue, and net profit. The combined rankings of these four fundamental factors determine the fundamental rank of each company. The fundamental rank and the market cap rank are used equally as the basis for selecting the index components. The inclusion of a stock in the Index in no way implies that Dow Jones believes the stock to be an attractive investment, nor is Dow Jones a sponsor or in any way affiliated with the Fund. For purposes of calculation of the Index value, securities for which the primary market is outside of the U.S. are valued based on the last sale price on the primary market. During periods when the primary market is closed, these securities are valued based on the last sale price, if any, of any corresponding ADR. You should also be aware that Dow Jones has retained editorial control over the Index and has reserved the right to modify the Index and/or its methodology at any time.

     Foreign Securities. The Fund will invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include investments such as American Depository Receipts ("ADRs") which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investment in ADRs may be less liquid than the liquidity of the underlying shares in their primary trading market.

     Foreign securities involve special risks and costs. Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

     Forward Currency Exchange Contracts. The Fund may enter into forward currency exchange contracts for hedging purposes to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the Adviser, and the Fund is not required to hedge its foreign currency positions. A forward currency contract is an obligation to exchange one currency for another on a future date at a specified exchange rate. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund's foreign holdings increases because of currency fluctuations.

     Changes in policies. The Trust's Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Trustees will not materially change the Fund's investment objective without shareholder approval.

                               FEES AND EXPENSES



     This table describes the fees and expenses that you may pay if you buy and hold shares of the streetTRACKS(R) Dow Jones Global Titans Index Fund.(1)




SHAREHOLDER FEES
(fees paid directly from your investment, but see
  "Creation and Redemption of Creation Units" for a
  discussion of Creation and Redemption Transaction
  Fees)...............................................   0.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from the Fund's assets)(2)
  Management Fees.....................................   0.50%
  Distribution and Services (12b-1) Fees(3)...........   0.00%
  Other Expenses(4)...................................   0.05%
                                                         -----
TOTAL ANNUAL FUND OPERATING EXPENSES..................   0.55%
                                                         =====


     --------------------
     (1) You will incur customary brokerage commissions when buying and selling shares of the Fund.

     (2) Expressed as a percentage of average daily net assets.

     (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, no such payments will be made during the next 12 months of operation.

     (4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

                              BAR CHART AND TABLE



     The bar chart and table below provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The after-tax returns presented below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[CHART]

                                                                             ANNUAL RETURN
                                                                             -------------
Calendar Year End 2001(1)                                                       -12.92


(1) As of September 30, 2002, the Fund's Calendar Year-To-Date return was
    -30.37%.



     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on September 25, 2000. During the period shown above (January 1, 2001 though September 30, 2002), the highest quarterly return for the Fund was 7.98% for the quarter ended December 31, 2001, and the lowest was -17.99% for the quarter ended September 30, 2002.

----------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                      ONE            SINCE
(FOR PERIOD ENDING DECEMBER 31, 2001)            YEAR        INCEPTION(1)
----------------------------------------------------------------------------
  Return Before Taxes                           -12.92%        -16.41%
----------------------------------------------------------------------------
  Return After Taxes on Distributions           -13.28%        -17.63%
  Return After Taxes on Distributions and
     Redemption of Creation Units                -7.86%        -13.22%
----------------------------------------------------------------------------
  Dow Jones Large Cap Index (reflects no
     deductions for fees, expenses or taxes)    -15.47%        -20.26%
----------------------------------------------------------------------------
  Dow Jones Global Titans Index (reflects no
     deductions for fees, expenses or taxes)    -12.56%        -16.03%
----------------------------------------------------------------------------



(1) Investment operations commenced on September 25, 2000.


                                    EXAMPLE


     The streetTRACKS(R) Dow Jones Global Titans Index Fund sells and redeems Shares in Creation Units principally on an in-kind basis for portfolio securities of the relevant Index. SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the relevant Index), assuming a 5% annual return and that the Fund's operating expenses remain the same. INVESTORS SHOULD NOTE THAT THE PRESENTATION BELOW OF A $10,000 INVESTMENT IN A CREATION UNIT IS FOR ILLUSTRATION PURPOSES ONLY, AS SHARES WILL BE ISSUED BY THE FUND ONLY IN CREATION UNITS. FURTHER, THE RETURN OF 5% AND ESTIMATED EXPENSES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED INDICATIONS OF EXPECTED FUND EXPENSES OR PERFORMANCE, WHICH MAY BE GREATER OR LESSER THAN THE ESTIMATES.



YEAR                                                  EXPENSES
----                                                  --------
1...................................................    $ 56
3...................................................    $177
5...................................................    $309
10..................................................    $694

             streetTRACKS(R) WILSHIRE REIT INDEX FUND (SYMBOL: RWR)



     This section describes the streetTRACKS(R) Wilshire REIT Index Fund's investment objective, principal investment strategies, risks and expenses.


     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Wilshire REIT Index (the "Wilshire REIT Index" or the "Index"). There is no assurance that the Fund will achieve its investment objective.


     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the performance of the Wilshire REIT Index. The Index is a market capitalization weighted index of publicly traded Real Estate Investment Trusts ("REITs"). The Index is comprised of companies whose charters are the equity ownership and operation of commercial real estate. As of September 30, 2002, the Index was composed of 91 REITs.


     The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Wilshire REIT Index. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

     The Fund generally will invest in all of the REITs comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those REITs in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Index, purchase securities not in the Index which the Adviser believes are appropriate to substitute for the Index Securities, or utilize various combinations of other available investment techniques, in seeking to track accurately the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.


     The Fund will normally invest at least 95% of its total assets in REITs that comprise the Index. The Fund has adopted a policy that requires each Fund to provide shareholders with at least 60 days notice prior to any significant material change in this policy or its underlying Index.


     Principal risks of investing in the Fund. Unlike many investment companies, the Fund is not actively "managed." Therefore, it would not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Index. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the Shares will decline, more or less, in correspondence with any decline in value of the Index.

     - The Fund will concentrate its investments in the real estate industry sector. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the Fund's investments.

     - Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate.

     - Changes in interest rates may also affect the value of the Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, this prepayment may diminish the yield on securities issued by those REITs.

     - Certain REITs have a relatively small market capitalization, which may tend to increase the volatility of the market price of their securities.

     - REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects.


     - REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and maintaining exemption from the registration requirements of the 1940 Act.


     - The Fund's return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. If the Fund utilizes a sampling approach, or futures or other derivative positions its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index.

     THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

OTHER INVESTMENT CONSIDERATIONS AND RISKS.

     The Wilshire REIT Index. The Wilshire REIT Index is comprised of companies whose charters are the equity ownership and operation of commercial real estate and which operate under the REIT Act of 1960. The Index was composed of 91 components with a total market capitalization of $131.4 billion as of September 30, 2002. The Index is generally rebalanced monthly, and returns are calculated on a buy and hold basis except as necessary to reflect the occasional occurrence of Index changes in the middle of the month. The inclusion of a REIT in the Index in no way implies that Wilshire Associates believes the stock to be an attractive investment, nor is Wilshire Associates a sponsor or in any way affiliated with the Fund. Each REIT in the Index is weighted by its market capitalization. That is, each security is weighted by its market value relative to the total market values of all the securities in the Index.

     Changes in policies. The Trust's Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Trustees will not materially change the Fund's investment objective without shareholder approval.

                               FEES AND EXPENSES



     This table describes the fees and expenses that you may pay if you buy and hold shares of the streetTRACKS(R) Wilshire REIT Index Fund.(1)



SHAREHOLDER FEES
(fees paid directly from your investment, but see
  "Creation and Redemption of Creation Units" for a
  discussion of Creation and Redemption Transaction
  Fees)................................................  0.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from the Fund's assets)(2)
  Management Fees......................................  0.25%
  Distribution and Services (12b-1) Fees(3)............  0.00%
  Other Expenses(4)....................................  0.05%
                                                         -----
TOTAL ANNUAL FUND OPERATING EXPENSES...................  0.30%
                                                         =====


     --------------------
     (1) You will incur customary brokerage commissions when buying and selling shares of the Fund.

     (2) Expressed as a percentage of average daily net assets.

     (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, no such payments will be made during the next 12 months of operation.

     (4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.


                                  PERFORMANCE



     As of the date of this Prospectus, the Fund has not completed a full calendar year of operations. For this reason, the bar chart and table showing performance information and information on the Fund's best and worst calendar quarters are not provided in this prospectus.

                                    EXAMPLE


     The streetTRACKS(R) Wilshire REIT Index Fund sells and redeems Shares in Creation Units principally on an in-kind basis for portfolio securities of the relevant Index. SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the relevant Index), assuming a 5% annual return and that the Fund's operating expenses remain the same. INVESTORS SHOULD NOTE THAT THE PRESENTATION BELOW OF A $10,000 INVESTMENT IN A CREATION UNIT IS FOR ILLUSTRATION PURPOSES ONLY, AS SHARES WILL BE ISSUED BY THE FUND ONLY IN CREATION UNITS. FURTHER, THE RETURN OF 5% AND ESTIMATED EXPENSES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED INDICATIONS OF EXPECTED FUND EXPENSES OR PERFORMANCE, WHICH MAY BE GREATER OR LESSER THAN THE ESTIMATES.



YEAR                                                  EXPENSES
----                                                  --------
1...................................................    $ 31
3...................................................    $ 97
5...................................................    $169
10..................................................    $383

              streetTRACKS(R) MORGAN STANLEY TECHNOLOGY INDEX FUND

                                 (SYMBOL: MTK)


     This section describes the streetTRACKS(R) Morgan Stanley Technology Index Fund's investment objective, principal investment strategies, risks, expenses and performance.



     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Morgan Stanley Technology Index (the "Technology Index" or the "Index"). There is no assurance that the Fund will achieve its investment objective.


     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the performance of the Technology Index. The Index is currently composed of 35 electronics-based technology companies. The Exchange calculates the Index. Morgan Stanley & Co. Incorporated acts as consultant to the Exchange in connection with the Exchange's maintenance of the Index.

     The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Technology Index. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

     The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Index, purchase securities not in the Index which the Adviser believes are appropriate to substitute for the Index Securities, or utilize various combinations of other available investment techniques, in seeking to track accurately the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.


     The Fund will normally invest at least 95% of its total assets in common stocks that comprise the Index. The Fund has adopted a policy that requires each Fund to provide shareholders with at least 60 days notice prior to any significant material change in this policy or its underlying Index.

     Principal risks of investing in the Fund. Unlike many investment companies, the Fund is not actively "managed." Therefore, it would not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Index. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Index.

     - Stock values could decline generally, or could underperform other investments.

     - The Fund will concentrate in the technology industry. Market or economic factors impacting that industry sector could have a major effect on the value of the Fund's investments. The value of stocks of technology companies is particularly vulnerable to rapid changes in technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

     - The Fund's return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. If the Fund utilizes a sampling approach, or futures or other derivative positions its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index.

     THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

OTHER INVESTMENT CONSIDERATIONS AND RISKS.

     The Morgan Stanley Technology Index. The Index is composed purely of electronics-based technology companies. The Index was the first listed broad-market technology barometer dedicated exclusively to the electronics-based technology industry. The Index comprises American companies drawn from the following 11 technology sub-sectors: computer & business services; technical software (CAD/CAM, EDA); enterprise software; Internet and PC software; telecom equipment-wireline/wireless; Internet infrastructure/data networking; server & enterprise hardware; PC hardware & data storage; connectors/electronics manufacturing services; semi-conductor capital equipment; and semiconductors. The Exchange calculates the Index. Morgan Stanley & Co. Incorporated acts as consultant to the Exchange in connection with the Exchange's maintenance of the Index. The Index is equal-dollar-weighted to ensure that each of its component securities is represented in approximate equal dollar value. To ensure that each component stock continues to represent approximate equal market value in the Index, adjustments, if necessary, are made annually after the close of trading on the third Friday of December. As of September 30, 2002, the Morgan Stanley Technology Index consisted of 35 components with a total market capitalization of $933.5 billion.


     Changes in policies. The Trust's Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Trustees will not materially change the Fund's investment objective without shareholder approval.

                               FEES AND EXPENSES



     This table describes the fees and expenses that you may pay if you buy and hold shares of the streetTRACKS(R) Morgan Stanley Technology Index Fund.(1)



SHAREHOLDER FEES
(fees paid directly from your investment, but see
  "Creation and Redemption of Creation Units" for a
  discussion of Creation and Redemption Transaction
  Fees)................................................  0.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from the Fund's assets)(2)
  Management Fees......................................  0.50%
  Distribution and Services (12b-1) Fees(3)............  0.00%
  Other Expenses(4)....................................  0.04%
                                                         -----
TOTAL ANNUAL FUND OPERATING EXPENSES...................  0.54%
                                                         =====


     --------------------
     (1) You will incur customary brokerage commissions when buying and selling shares of the Fund.

     (2) Expressed as a percentage of average daily net assets.

     (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, no such payments will be made during the next 12 months of operation.

     (4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

                              BAR CHART AND TABLE



     The bar chart and table below provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The after-tax returns presented below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[CHART]

                                                                             ANNUAL RETURN
                                                                             -------------
Calendar Year End 2001(1)                                                       -24.33


(1) As of September 30, 2002, the Fund's Calendar Year-To-Date return was
    -53.04%.



     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on September 25, 2000. During the period shown above (January 1, 2001 through September 30, 2002), the highest quarterly return for the Fund was 35.54% for the quarter ended December 31, 2001, and the lowest was -35.46% for the quarter ended September 30, 2001.

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                           ONE         SINCE
(FOR PERIOD ENDING DECEMBER 31, 2001)                 YEAR     INCEPTION(1)
-------------------------------------------------------------------------------
  Return Before Taxes                                -24.33%      -40.26%
-------------------------------------------------------------------------------
  Return After Taxes on Distributions                -24.33%      -40.26%
-------------------------------------------------------------------------------
  Return After Taxes on Distributions and
     Redemption of Creation Units                    -14.82%      -31.73%
-------------------------------------------------------------------------------
  Dow Jones Large Cap Index (reflects no
     deductions for fees, expenses or taxes)         -15.47%      -20.26%
-------------------------------------------------------------------------------
  Morgan Stanley Technology Index (reflects no
     deductions for fees, expenses or taxes)         -23.94%      -40.36%
-------------------------------------------------------------------------------



(1) Investment operations commenced on September 25, 2000.


                                    EXAMPLE

     The streetTRACKS(R) Morgan Stanley Technology Index Fund sells and redeems Shares in Creation Units principally on an in-kind basis for portfolio securities of the relevant Index. SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the relevant Index), assuming a 5% annual return and that the Fund's operating expenses remain the same. INVESTORS SHOULD NOTE THAT THE PRESENTATION BELOW OF A $10,000 INVESTMENT IN A CREATION UNIT IS FOR ILLUSTRATION PURPOSES ONLY, AS SHARES WILL BE ISSUED BY THE FUND ONLY IN CREATION UNITS. FURTHER, THE RETURN OF 5% AND ESTIMATED EXPENSES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED INDICATIONS OF EXPECTED FUND EXPENSES OR PERFORMANCE, WHICH MAY BE GREATER OR LESSER THAN THE ESTIMATES.


YEAR                                                  EXPENSES
----                                                  --------
1...................................................    $ 55
3...................................................    $174
5...................................................    $303
10..................................................    $682

               streetTRACKS(R) Morgan Stanley Internet Index Fund

                                 (Symbol: MII)


     This section describes the streetTRACKS(R) Morgan Stanley Internet Index Fund's investment objective, principal investment strategies, risks, expenses and performance.


     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the performance of the Morgan Stanley Internet Index (the "Internet Index" or the "Index"). There is no assurance that the Fund will achieve its investment objective.

     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the performance of the Internet Index. The Index is composed of companies that are driving the growth of Internet usage. The Exchange calculates the Index. Morgan Stanley & Co. Incorporated acts as consultant to the Exchange in connection with the Exchange's maintenance of the Index.

     The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Internet Index. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

     The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Index, purchase securities not in the Index which the Adviser believes are appropriate to substitute for the Index Securities, or utilize various combinations of other available investment techniques, in seeking to track accurately the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.


     The Fund will normally invest at least 95% of its total assets in common stocks that comprise the Index. The Fund has adopted a policy that requires each Fund to provide shareholders with at least 60 days notice prior to any significant material change in this policy or its underlying Index.

     Principal risks of investing in the Fund. Unlike many investment companies, the Fund is not actively "managed." Therefore, it would not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Index. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Index.

     - Stock values could decline generally, or could underperform other investments.

     - The Fund will invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risk of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

     - The Fund's return may not match the return of the Index for a number of reasons. For example, the return on the securities and other investments selected by the Adviser may not correlate precisely with the return on the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. If the Fund utilizes a sampling approach, or futures or other derivative positions its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index.

     THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

OTHER INVESTMENT CONSIDERATIONS AND RISKS.

     The Morgan Stanley Internet Index. The Index is composed of companies that are driving the growth of Internet usage. The Index comprises stocks of American companies drawn from the following eight Internet sub-sectors: Internet infrastructure services, Internet infrastructure, Internet consult-ing/services, Internet portals, Internet vertical portals, Internet commerce, Internet/B2B software and B2B commerce. The companies are selected based on a demonstration of current leadership, business momentum, market share and market capitalization. The number of companies in the Index may be increased as Internet-related businesses evolve. The Exchange calculates the Index. Morgan Stanley & Co. Incorporated acts as consultant to the Exchange in connection with the Exchange's maintenance of the Index. The Index is equal-dollar-weighted so that each of its component securities is represented in approximate equal dollar value. To ensure that these weightings remain equal, adjustments, if necessary, are made quarterly after the close of trading on the third Friday of March, June, September, and December. As of September 30, 2002, the Morgan Stanley Internet Index consisted of 25 components with a total market capitalization of $503.8 billion.


     Changes in policies. The Trust's Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Trustees will not materially change the Fund's investment objective without shareholder approval.

                               FEES AND EXPENSES



     This table describes the fees and expenses that you may pay if you buy and hold shares of the streetTRACKS(R) Morgan Stanley Internet Index Fund.(1)



SHAREHOLDER FEES
(fees paid directly from your investment, but see
  "Creation and Redemption of Creation Units" for a
  discussion of Creation and Redemption Transaction
  Fees)................................................  0.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from the Fund's assets)(2)
  Management Fees......................................  0.50%
  Distribution and Services (12b-1) Fees(3)............  0.00%
  Other Expenses(4)....................................  0.10%
                                                         -----
TOTAL ANNUAL FUND OPERATING EXPENSES...................  0.60%
                                                         =====


     --------------------
     (1) You will incur customary brokerage commissions when buying and selling shares of the Fund.
     (2) Expressed as a percentage of average daily net assets.
     (3) The Fund has adopted a Distribution and Service (12b-1) Plan pursuant to which payments of up to 0.25% of average daily net assets may be made, however, no such payments will be made during the next 12 months of operation.
     (4) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

                              BAR CHART AND TABLE



     The bar chart and table below provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The after-tax returns presented below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[Bar Graph]

                                                                             ANNUAL RETURN
                                                                             -------------
Calendar Year End 2001(1)                                                         -53


(1) As of September 30, 2002, the Fund's Calendar Year-To-Date return was
    -59.32%.



     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on September 25, 2000. During the period shown above (January 1, 2001 through September 30, 2002), the highest quarterly return for the Fund was 58.93% for the quarter ended December 31, 2001, and the lowest was -56.33% for the quarter ended September 30. 2001.

-------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURN                         ONE        SINCE
(FOR PERIOD ENDING DECEMBER 31, 2001)                YEAR      INCEPTION(1)
-------------------------------------------------------------------------------
  Return Before Taxes                                -53.00%      -72.45%
-------------------------------------------------------------------------------
  Return After Taxes on Distributions                -53.00%      -72.45%
-------------------------------------------------------------------------------
  Return After Taxes on Distributions and
     Redemption of Creation Units                    -32.28%      -55.71%
-------------------------------------------------------------------------------
  Dow Jones Large Cap Index (reflects no
     deductions for fees, expenses or taxes)         -15.47%      -20.26%
-------------------------------------------------------------------------------
  Morgan Stanley Internet Index (reflects no
     deductions for fees, expenses or taxes)         -51.85%      -71.84%
-------------------------------------------------------------------------------



(1) Investment operations commenced on September 25, 2000.


                                    EXAMPLE


     The streetTRACKS(R) Morgan Stanley Internet Index Fund sells and redeems Shares in Creation Units principally on an in-kind basis for portfolio securities of the relevant Index. SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the relevant Index), assuming a 5% annual return and that the Fund's operating expenses remain the same. INVESTORS SHOULD NOTE THAT THE PRESENTATION BELOW OF A $10,000 INVESTMENT IN A CREATION UNIT IS FOR ILLUSTRATION PURPOSES ONLY, AS SHARES WILL BE ISSUED BY THE FUND ONLY IN CREATION UNITS. FURTHER, THE RETURN OF 5% AND ESTIMATED EXPENSES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED INDICATIONS OF EXPECTED FUND EXPENSES OR PERFORMANCE, WHICH MAY BE GREATER OR LESSER THAN THE ESTIMATES.



YEAR                                                  EXPENSES
----                                                  --------
1...................................................    $ 62
3...................................................    $193
5...................................................    $336
10..................................................    $755

                    FORTUNE 500(R) INDEX FUND (SYMBOL: FFF)


     This section describes the FORTUNE 500(R) Index Fund's investment objective, principal investment strategies, risks, expenses and performance.


     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the total return performance of the FORTUNE 500(R) Index. There is no assurance that the Fund will achieve its investment objective.


     Principal Investment Strategies. The FORTUNE 500(R) Index Fund uses a passive management strategy designed to track the total return performance of the FORTUNE 500(R) Index. The FORTUNE 500(R) Index is a capitalization-weighted Index that tracks the price-only and total return performance of an investable subset of the annual FORTUNE 500(R) List of the largest companies in the U.S. ranked by revenues. As of September 30, 2002, the Index was comprised of 421 companies representing 426 issues.


     The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the total return performance of the FORTUNE 500(R) Index. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the total return performance of the Index; a figure of 1.00 would represent perfect correlation.

     The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Index, purchase securities not in the Index which the Adviser believes are appropriate to substitute for the Index Securities, or utilize various combinations of other available investment techniques, in seeking to track accurately the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.


     The Fund will normally invest at least 95% of its total assets in common stocks that comprise the Index. The Fund has adopted a policy that requires each Fund to provide shareholders with at least 60 days notice prior to any significant material change in this policy or its underlying Index.


     Principal risks of investing in the Fund. Unlike many investment companies, the Fund is not actively "managed." Therefore, it would not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Index. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices.

     You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Index.

     - Stock values could decline generally or could underperform other investments.

     - Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller companies.

     - The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. If the Fund utilizes a sampling approach, or futures or other derivative positions its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index.

     THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

OTHER INVESTMENT CONSIDERATIONS AND RISKS.


     FORTUNE 500(R) Index. The FORTUNE 500(R) Index is a capitalization-weighted Index that tracks the price-only and total return performance of an investable subset of the annual FORTUNE 500(R) List of largest companies in the U.S. ranked by revenues. The Index was first calculated by FORTUNE in December of 1999. At $7.84 trillion, the market capitalization of the Index represents 69% of the market valuation of shares listed on the New York Stock Exchange
(NYSE), the American Stock Exchange (AMEX), and the Nasdaq National Market, combined, as of July 31, 2002.


     Index policies and procedures are established by the FORTUNE Index Committee, from time to time, and address eligibility standards, stock selection, Index-calculation methodology, scheduling, and pre-announcement of

Index adjustments, and the specific handling of Index adjustments in the context of various corporate actions.

     The administration of the FORTUNE 500(R) Index includes dealing with stock additions, deletions, or corporate actions -- including stock splits, rights offerings, share issuances or repurchases, special cash dividends, stock dividends, spin-offs, and corporate mergers.

     The FORTUNE 500(R) List, on which the FORTUNE 500(R) Index is predicated, is compiled each year by FORTUNE based on the latest financial data reported to a government agency through January 31 of the year in which the FORTUNE 500(R) List is compiled. Only domestic, U.S.-based companies that are not majority-owned by another company qualify for inclusion in the FORTUNE 500(R) List. The List is compiled on the basis of the following criteria:

     1. Total operating revenue, determined on the basis of a company's latest fiscal year. Revenues are as reported, including revenues from discontinued operations when they are published (except when the divested company's revenues equal 50% or more of the surviving company's revenues on an annualized basis). The revenues for commercial banks and savings institutions are interest and non-interest revenues. Such figures for insurance companies include premium and annuity income, investment income, and capital gains or losses, but exclude deposits. Revenue figures for all companies include consolidated subsidiaries and exclude excise taxes.

     2. Companies must file an Annual Report to Shareholders (Form 10-K). Private companies and cooperatives that produce a Form 10-K are included, while subsidiaries of foreign companies incorporated in the U.S. are excluded. Mutual insurance companies qualify, as their statutory reports are deemed equivalent to a Form 10-K.


     The FORTUNE 500(R) Index is reconstituted each April following publication of the List each year. The Index consists of the subset of companies, and their publicly listed shares, that are selected from the FORTUNE 500(R) List on the basis of the following additional guidelines:


     1. A company's stock must be traded on the NYSE, AMEX, or Nasdaq National Market.

     2. A company's daily closing share price must be equal to or in excess of $5.00 during the period of 25 consecutive trading days preceding initial inclusion.

     3. A company's shares must evidence a minimum average daily trading volume of 100,000 shares during the period of 25 consecutive trading days preceding initial inclusion.

     4. A company's shares must have a minimum market capitalization equal to or in excess of $100 million during the period of 25 consecutive trading days preceding initial inclusion.


     Tracking stocks with separate listings are eligible for inclusion in the Index. As of September 30, 2002, 5 tracking stocks were included (after applying the additional guidelines noted above) in the Index.



     Components will ordinarily be removed from the Index if they violate the aforementioned eligibility criteria. Component stocks that are removed from the FORTUNE 500(R) Index during the year are ordinarily not replaced and not eligible for re-inclusion until the next year following annual reconstitution.


     The FORTUNE Index Committee also reserves the authority to periodically modify any of these eligibility standards.

     Changes in policies. The Trust's Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Trustees will not materially change the Fund's investment objective without shareholder approval.

                               FEES AND EXPENSES


     This table describes the fees and expenses that you may pay if you buy and hold shares of the FORTUNE 500(R) Index Fund.(1)


SHAREHOLDER FEES
(fees paid directly from your investment, but see
  "Creation and Redemption of Creation Units" for a
  discussion of Creation and Redemption Transaction
  Fees)...............................................   0.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from the Fund's assets)(2)
  Management Fees.....................................   0.20%
  Other Expenses(3)...................................   0.03%
                                                         -----
TOTAL ANNUAL FUND OPERATING EXPENSES..................   0.23%
                                                         =====


     -------------------------

     (1) You will incur customary brokerage commissions when buying and selling shares of the Fund.

     (2) Expressed as a percentage of average daily net assets.

     (3) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

                              BAR CHART AND TABLE


     The bar chart and table below provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The after-tax returns presented below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


[BAR CHART]

                                                                             ANNUAL RETURN
                                                                             -------------
Calendar Year End 2001(1)                                                       -10.23


(1) As of September 30, 2002, the Fund's Calendar Year-To-Date return was
    -26.72%.



     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on October 4, 2000. During the period shown above (January 1, 2001 through September 30, 2002), the highest quarterly return for the Fund was 9.47% for the quarter ended December 31, 2001, and the lowest was -16.73% for the quarter ended September 30, 2002.

-------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURN                         ONE        SINCE
(FOR PERIOD ENDING DECEMBER 31, 2001)                YEAR      INCEPTION(1)
-------------------------------------------------------------------------------
  Return Before Taxes                                -10.23%      -12.26%
-------------------------------------------------------------------------------
  Return After Taxes on Distributions                -10.70%      -12.69%
-------------------------------------------------------------------------------
  Return After Taxes on Distributions and
     Redemption of Creation Units                     -6.23%       -9.99%
-------------------------------------------------------------------------------
  Standard & Poor's 500 Index (reflects no
     deductions for fees, expenses or taxes)         -11.89%      -15.31%
-------------------------------------------------------------------------------
  FORTUNE 500(R) Index (reflects no deductions for
     fees, expenses or taxes)                        -10.10%      -12.18%
-------------------------------------------------------------------------------



(1) Investment operations commenced on October 4, 2000.


                                    EXAMPLE

     The FORTUNE 500(R) Index Fund sells and redeems Shares in Creation Units principally on an in-kind basis for portfolio securities of the relevant Index. SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the relevant Index), assuming a 5% annual return and that the Fund's operating expenses remain the same. INVESTORS SHOULD NOTE THAT THE PRESENTATION BELOW OF A $10,000 INVESTMENT IN A CREATION UNIT IS FOR ILLUSTRATION PURPOSES ONLY, AS SHARES WILL BE ISSUED BY THE FUND ONLY IN CREATION UNITS. FURTHER, THE RETURN OF 5% AND ESTIMATED EXPENSES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED INDICATIONS OF EXPECTED FUND EXPENSES OR PERFORMANCE, WHICH MAY BE GREATER OR LESSER THAN THE ESTIMATES.


YEAR                                                  EXPENSES
----                                                  --------
1...................................................    $ 24
3...................................................    $ 74
5...................................................    $130
10..................................................    $295

                   FORTUNE e-50(TM) INDEX FUND (SYMBOL: FEF)



     This section describes the FORTUNE e-50(TM) Index Fund's investment objective, principal investment strategies, risks, expenses and performance.



     Investment Objective. The Fund's investment objective is to replicate as closely as possible, before expenses, the total return performance of the FORTUNE e-50(TM) Index. There is no assurance that the Fund will achieve its investment objective.



     Principal Investment Strategies. The Fund uses a passive management strategy designed to track the total return performance of the FORTUNE e-50(TM) Index. The Index is a modified capitalization-weighted Index which includes 50 companies selected from the following subsectors: E-Companies, Internet Communications Companies, Internet Hardware Companies, and Internet Software and Services Companies.



     The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the total return performance of the FORTUNE e-50(TM) Index. The Adviser seeks a correlation of 0.95 or better between the Fund's performance and the total return performance of the Index; a figure of 1.00 would represent perfect correlation.


     The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by the Adviser to replicate generally the performance of the Index as a whole. There may also be instances in which the Adviser may choose to overweight another stock in the Index, purchase securities not in the Index which the Adviser believes are appropriate to substitute for the Index Securities, or utilize various combinations of other available investment techniques, in seeking to track accurately the Index. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.


     The Fund will normally invest at least 95% of its total assets in common stocks that comprise the Index. The Fund has adopted a policy that requires each Fund to provide shareholders with at least 60 days notice prior to any significant material change in this policy or its underlying Index.


     Principal risks of investing in the Fund. Unlike many investment companies, the Fund is not actively "managed." Therefore, it would not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Index. An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on exchanges, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of the Shares will decline, more or less, in correspondence with any decline in value of the Index.

     - Stock values could decline generally or could underperform other investments.

     - The Fund will invest primarily in E-Companies, Internet Communications Companies, Internet Hardware Companies, and Internet Software and Services Companies. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risk of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

     - The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. If the Fund utilizes a sampling approach, or futures or other derivative positions its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index.

     THE FUND'S SHARES WILL CHANGE IN VALUE, AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. THE FUND MAY NOT ACHIEVE ITS OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT WITH A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

OTHER INVESTMENT CONSIDERATIONS AND RISKS.


     The FORTUNE e-50(TM) Index. The FORTUNE e-50(TM) Index currently includes 50 companies selected from the following subsectors: E-Companies, Internet Communications Companies, Internet Hardware Companies, and Internet Software and Services Companies. These companies are listed on the New York Stock Exchange
(NYSE), the American Stock Exchange (AMEX) or the Nasdaq National Market. The Index was first calculated by FORTUNE in December of 1999.

     Index policies and procedures are established by the FORTUNE Index Committee, from time to time, and address eligibility standards, stock selection, Index-calculation methodology, scheduling, and pre-announcement of Index adjustments, and the specific handling of Index adjustments in the context of various corporate actions.


     The administration of the FORTUNE e-50(TM) Index includes dealing with stock additions, deletions, or corporate actions -- including stock splits, rights offerings, share issuances or repurchases, special cash dividends, stock dividends, spin-offs, and corporate mergers.


     To be eligible for Index inclusion, a company must generate a minimum of 10% of its total revenues from Internet activities, broadly defined. The number of Index components and the identification of the four principal Internet subsectors, among other factors, may change over time, but no such change is currently anticipated.

     Issuers must have principal operations in the U.S., and component stocks must be duly U.S.-registered or be subject to the ordinary reporting requirements of U.S.-registered securities. ADRs, foreign securities, and global shares are ordinarily ineligible for inclusion.

     All Index components must be listed for trading on the NYSE, AMEX or the Nasdaq National Market. Generally, FORTUNE will only consider stocks for Index inclusion if they have a trading history of at least six months on one of these marketplaces. However, if the trading history of a stock is shorter than six months but no shorter than three months, FORTUNE may still determine to include the stock in the Index if it would otherwise meet the initial inclusion requirements. Index components must meet the following minimum price-level, trading-volume and market-value requirements. For initial inclusion in the Index, a stock must have had a minimum $5.00 daily closing price during the 25 days preceding initial inclusion, a minimum average daily trading volume of 100,000 shares during the 25 days preceding initial inclusion, and a minimum $100 million market value during the 25 days preceding initial inclusion.

     Selections are made by the FORTUNE Index Committee. Generally, the FORTUNE Index Committee chooses those companies that it believes best represent the Internet economy, broadly defined. In making its selection decisions, the FORTUNE Index Committee considers the largest companies that operate in the Internet economy based on total revenues as reported in recent 10-K/10-Q filings with the SEC. The FORTUNE Index Committee may also consider other factors.


     Once included in the Index, a component stock will generally remain in the Index unless it falls below a price level of $3.00 per share, a daily trading volume of 100,000 shares, and/or a total market capitalization of $100 million for 25 consecutive trading days, in which case such stock will ordinarily be removed from the Index.


     These stated eligibility requirements notwithstanding, the FORTUNE Index Committee reserves the authority to add one or more Index-eligible stocks at any time or to remove one or more component stocks at any time if it believes such stock(s) no longer provide(s) adequate representation of the Internet economy or no longer maintain(s) the quality and/or character of the Index. In the case of a stock removal, the FORTUNE Index Committee may choose to replace such stock with an Index-eligible stock at any time but is not required to do so.

     The FORTUNE Index Committee also reserves the authority to periodically modify any of these eligibility standards to better represent the Internet economy as it evolves.

     The FORTUNE Index Committee maintains a proprietary list of publicly traded companies determined to be operating in the Internet economy, broadly defined. This proprietary list serves as the basis for an information and trading market database, which is used for ongoing monitoring and screening purposes. Stocks in the database include current Index component stocks, otherwise-eligible non-Index stocks, and other stocks in the Internet economy that are not currently eligible for Index inclusion. From among the otherwise-eligible non-Index stocks, the FORTUNE Index Committee identifies the leading potential replacement stocks in each of the four principal Internet subsectors and assigns a priority ranking for the order in which such stocks would enter the Index as necessary.

     Changes in policies. The Trust's Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Trustees will not materially change the Fund's investment objective without shareholder approval.

                               FEES AND EXPENSES



     This table describes the fees and expenses that you may pay if you buy and hold shares of the FORTUNE e-50(TM) Index Fund.(1)



SHAREHOLDER FEES
(fees paid directly from your investment, but see
  "Creation and Redemption of Creation Units" for a
  discussion of Creation and Redemption Transaction
  Fees)................................................  0.00%
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from the Fund's assets)(2)
  Management Fees......................................  0.20%
  Other Expenses(3)....................................  0.06%
                                                         -----
TOTAL ANNUAL FUND OPERATING EXPENSES...................  0.26%
                                                         =====


     --------------------
     (1) You will incur customary brokerage commissions when buying and selling shares of the Fund.

     (2) Expressed as a percentage of average daily net assets.

     (3) The Trust's Investment Advisory Agreement provides that the Adviser will pay the operating expenses of the Trust, except for the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

                              BAR CHART AND TABLE



     The bar chart and table below provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns based on net assets and comparing the Fund's performance to a broad measure of market performance. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The after-tax returns presented below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[CHART]

                                                                             ANNUAL RETURN
                                                                             -------------
Calendar Year End 2001(1)                                                         -32


(1) As of September 30, 2002, the Fund's Calendar Year-To-Date return was
    -51.30%.



     This bar chart shows the performance of the Fund's Shares for each full calendar year since its inception on October 4, 2000. During the period shown above (January 1, 2001 through September 30, 2002), the highest quarterly return for the Fund was 30.83% for the quarter ended December 31, 2001, and the lowest was -36.01% for the quarter ended September 30, 2001.

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                           ONE         SINCE
(FOR PERIOD ENDING DECEMBER 31, 2001)                 YEAR     INCEPTION(1)
-------------------------------------------------------------------------------
  Return Before Taxes                                -32.00%      -52.11%
-------------------------------------------------------------------------------
  Return After Taxes on Distributions                -32.00%      -52.11%
-------------------------------------------------------------------------------
  Return After Taxes on Distributions and
     Redemption of Creation Units                    -19.49%      -40.87%
-------------------------------------------------------------------------------
  Dow Jones Large Cap Index (reflects no
     deductions for fees, expenses or taxes)         -15.47%      -20.22%
-------------------------------------------------------------------------------
  FORTUNE e-50(TM) Index (reflects no deductions
     for fees, expenses or taxes)                    -31.79%      -52.13%
-------------------------------------------------------------------------------



(1) Investment operations commenced on October 4, 2000.


                                    EXAMPLE


     The FORTUNE e-50(TM) Index Fund sells and redeems Shares in Creation Units principally on an in-kind basis for portfolio securities of the relevant Index. SHARES IN LESS THAN CREATION UNIT AGGREGATIONS ARE NOT REDEEMABLE. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the relevant Index), assuming a 5% annual return and that the Fund's operating expenses remain the same. INVESTORS SHOULD NOTE THAT THE PRESENTATION BELOW OF A $10,000 INVESTMENT IN A CREATION UNIT IS FOR ILLUSTRATION PURPOSES ONLY, AS SHARES WILL BE ISSUED BY THE FUNDS ONLY IN CREATION UNITS. FURTHER, THE RETURN OF 5% AND ESTIMATED EXPENSES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED INDICATIONS OF EXPECTED FUND EXPENSES OR PERFORMANCE, WHICH MAY BE GREATER OR LESSER THAN THE ESTIMATES.



YEAR                                                  EXPENSES
----                                                  --------
1...................................................    $ 27
3...................................................    $ 84
5...................................................    $147
10..................................................    $333

                  ADDITIONAL INVESTMENT STRATEGIES, RISKS AND
                              OTHER CONSIDERATIONS

                        ADDITIONAL INVESTMENT STRATEGIES

     Each Fund may invest its remaining assets in money market instruments including repurchase agreements or funds which invest exclusively in money market instruments (subject to applicable limitations under the 1940 Act), in convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors such as the movement of a particular stock or stock index) and in options and futures contracts. Options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its benchmark Index and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The Adviser anticipates that it will take approximately three business days for additions and deletions to the Index to be reflected in the portfolio composition of each Fund.

     Borrowing Money. Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

                                ADDITIONAL RISKS

     Lack of Diversification. Each Fund is non-diversified and as a result may have greater exposure to volatility than other funds. Because a non-diversified fund may invest a larger percentage of its assets in the securities of a single company or a single industry than diversified funds, the performance of that company or industry can have a substantial impact on the fund's share price.

     Each Fund intends to maintain the required level of diversification so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

     Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange "circuit breaker" rules. There can be no assurance that the require-ments of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

     Fluctuation of Net Asset Value. The net asset value of the Shares will generally fluctuate with changes in the market value of a Fund's securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in net asset value and supply and demand on the Exchange. The Adviser cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Index trading individually or in the aggregate at any point in time. However, given that Shares can be created and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained.

     Lending of Securities. Although each Fund that lends its portfolio Securities will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the
Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

                              OTHER CONSIDERATIONS


     Distribution and Service Plan. Each Fund, except the FORTUNE 500(R) Index Fund and the FORTUNE e-50(TM) Index Fund has adopted a Distribution and Service Plan pursuant to which payments of up to 0.25% of average daily net assets may be made for the sale and distribution of its Shares. No payments pursuant to the Distribution and Service Plan will be made for the next twelve (12) months of operation. Because these fees would be paid out of each Fund's assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                                   MANAGEMENT

     Adviser. SSgA Funds Management, Inc. serves as the Adviser to each Fund and, subject to the supervision of the Board of Trustees, is responsible for the investment management of the Funds. The Adviser , State Street Bank and Trust Company ("State Street") and other affiliates of State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation. As of June 30, 2002, the Adviser managed approximately $65 billion in assets. As of June 30, 2002, SSgA managed approximately $770.8 billion in assets, including approximately $365.3 billion in equity index funds. The Adviser's principal business address is Two International Place, Boston, Massachusetts 02210.


     For the services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Adviser monthly fees based on a percentage of each Fund's average daily net assets as shown in the following table.


FUND                                           MANAGEMENT FEE
----                                           --------------
streetTRACKS(R) Dow Jones U.S. Large Cap
  Value Fund.................................      0.20%
streetTRACKS(R) Dow Jones U.S. Large Cap
  Growth Fund................................      0.20%
streetTRACKS(R) Dow Jones U.S. Small Cap
  Value Fund.................................      0.25%
streetTRACKS(R) Dow Jones U.S. Small Cap
  Growth Fund................................      0.25%
streetTRACKS(R) Dow Jones Global Titans Index
  Fund.......................................      0.50%
streetTRACKS(R) Wilshire REIT Index Fund.....      0.25%
streetTRACKS(R) Morgan Stanley Technology
  Index Fund.................................      0.50%
streetTRACKS(R) Morgan Stanley Internet Index
  Fund.......................................      0.50%
FORTUNE 500(R) Index Fund....................      0.20%
FORTUNE e-50(TM) Index Fund..................      0.20%


     From time to time, the Adviser may waive all or a portion of its fee. The Adviser pays all expenses of each Fund other than the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.


     Investment Sub-Adviser -- streetTRACKS(R) Wilshire REIT Index Fund. Pursuant to the Advisory Agreement between the streetTRACKS(R) Wilshire REIT Index Fund and the Adviser, the Adviser is authorized to engage one or more sub-advisers for the performance of any of the services contemplated to be rendered by the Adviser. The Adviser has retained The Tuckerman Group LLC ("Tuckerman") as sub-adviser, to be responsible for the day to day management of the streetTRACKS(R) Wilshire REIT Index Fund's investments, subject to supervision of the Adviser and the Board of Trustees while the

Adviser will provide administrative, compliance and general management services to the Fund. Since its organization on April 28, 1999, Tuckerman has provided investment management services to institutional investors and other mutual funds. As of August 31, 2002, Tuckerman managed approximately $877 million in assets. Tuckerman's principal business address is 2 Manhattanville Road, Purchase, New York 10577.



     In accordance with the Sub-Advisory Agreement between the Adviser and Tuckerman, the Adviser will pay Tuckerman an annual investment sub-advisory fee equal to 0% of average daily net assets up to the first $50 million in net assets and 0.05% thereafter with respect to the streetTRACKS(R) Wilshire REIT Index Fund.


     Administrator, Custodian and Transfer Agent. State Street is Administrator for each Fund, the Custodian for each Fund's assets and serves as Transfer Agent to each Fund.

     Lending Agent. State Street may act as a lending agent for the Trust. For its services, the lending agent would typically receive a portion of the net investment income, if any, earned on the collateral for the securities loaned.


     Distributor. State Street Global Markets, LLC is the Distributor of each Fund's Shares. The Distributor will not distribute Shares in less than Creation Units, and it does not maintain a secondary market in the Shares. The Distributor may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units of Shares.


                                 INDEX LICENSES


     Dow Indices. The streetTRACKS(R) Dow Jones U.S. Large Cap Growth Index Fund, streetTRACKS(R) Dow Jones U.S. Large Cap Value Index Fund, streetTRACKS(R) Dow Jones U.S. Small Cap Growth Index Fund, streetTRACKS(R) Dow Jones U.S. Small Cap Value Index Fund and streetTRACKS(R) Dow Jones Global Titans Index Fund are not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dow Jones' only relationship to the Adviser is the licensing of certain trademarks and trade names of Dow Jones and of the Dow Jones U.S. Large Cap Growth Index, the Dow Jones U.S. Large Cap Value Index, the Dow Jones U.S. Small Cap Growth Index, the Dow Jones U.S. Small Cap Value Index and the Dow Jones Global Titans Index which are determined, composed and calculated by Dow Jones without regard to the adviser or the Funds, Dow Jones has no obligation to take the needs of the Adviser or the owners of the Funds into consideration in determining, composing or calculating the Dow Jones U.S. Large Cap Growth Index, the Dow Jones U.S. Large Cap Value Index, the Dow Jones U.S. Small Cap Growth Index, the Dow Jones U.S. Small Cap Value Index and the Dow Jones Global Titans Index. Dow Jones in not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination of calculation of the equation by which the Funds are to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Funds.

     Dow Jones does not guarantee the accuracy and/or the completeness of the Dow Jones U.S. Large Cap Growth Index, the Dow Jones U.S. Large Cap Value Index, the Dow Jones U.S. Small Cap Growth Index, the Dow Jones U.S. Small Cap Value Index and the Dow Jones Global Titans Index or any data included therein and Dow Jones shall have no liability for any errors, omissions or interruptions therein. Dow Jones makes no warranty, express or implied, as to results to be obtained by the Adviser, owners of the Funds or any other person or entity from the use of the Dow Jones U.S. Large Cap Growth Index, the Dow Jones U.S. Large Cap Value Index, the Dow Jones U.S. Small Cap Growth Index, the Dow Jones U.S. Small Cap Value Index and the Dow Jones Global Titans Index or any data included therein. Dow Jones makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Dow Jones U.S. Large Cap Growth Index, the Dow Jones U.S. Large Cap Value Index, the Dow Jones U.S. Small Cap Growth Index, the Dow Jones U.S. Small Cap Value Index and the Dow Jones Global Titans Index or any data included therein, without limiting any of the foregoing, in no event shall Dow Jones have any liability for any lost profits or indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such damages. There are no third party beneficiaries of any agreements or arrangements between Dow Jones and the Adviser.


     Wilshire REIT Index. The streetTRACKS(R) Wilshire REIT Index Fund is not sponsored, endorsed, sold or promoted by Wilshire Associates Incorporated ("Wilshire") or any affiliate of Wilshire. Neither Wilshire nor any other party makes any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in funds generally or in the Fund particularly or the ability of the Wilshire REIT Index to track general stock market performance. Wilshire is the licensor of certain trademarks, service marks, and trade names of Wilshire and of the Wilshire REIT Index which is determined, composed and calculated by Wilshire without regard to the issuer of this Fund. Wilshire has no obligation to take the needs of the issuer of this Fund or the owners of this Fund into consideration in determining, composing or calculating the Wilshire REIT Index. Wilshire is not responsible for and has not participated in the determination of the timing of, prices, or quantities of this Fund to be issued or in the determination or calculation of the equation by which this Fund is redeemable for cash. Neither Wilshire nor any other party has any obligation or liability to owners of this Fund in connection with the administration, marketing or trading of this Fund.

     Wilshire does not guarantee the accuracy and/or the completeness of the Wilshire REIT Index or any data included therein and Wilshire shall have no liability for any errors, omissions or interruptions therein. Wilshire makes no warranty, express or implied, as to results to be obtained by the Adviser, owners of the Fund, or any other person or entity from the use of the Wilshire REIT Index or any data included therein. Wilshire makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Wilshire REIT Index or any data included therein, without limiting any of the foregoing. In no event shall Wilshire have any liability for any lost profits or indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such damages. There are no third party beneficiaries of any agreements or arrangements between Wilshire and the Adviser.


     Morgan Stanley Indices. The streetTRACKS(R) Morgan Stanley Technology Index Fund and the streetTRACKS(R) Morgan Stanley Internet Index Fund are not sponsored, endorsed, sold or promoted by Morgan Stanley Dean Witter & Co. or any of its affiliates (collectively "MSDW"). Neither MSDW nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the Morgan Stanley Technology Index and the Morgan Stanley Internet Index to track general stock market performance. MSDW is the licensor of certain trademarks, service marks and trade names of MSDW and the Morgan Stanley Technology Index and the Morgan Stanley Internet Index which are determined, composed and calculated by the Exchange without regard to the issuer of these Funds or these Funds. Neither the Exchange nor MSDW has any obligation to take the needs of the issuer of these Funds or the owners of these Funds into consideration in determining, composing or calculating the Morgan Stanley Technology Index or the Morgan Stanley Internet Index. MSDW is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of these Funds to be issued or in determination or calculation of the equation by which these Funds are redeemable for cash. Neither MSDW nor any other party has any obligation or liability to owners of these Funds in connection with the administration, marketing or trading of these Funds.

     Although the Exchange and MSDW shall obtain information for inclusion in or for use in the calculation of the Indexes from sources which they consider reliable, neither the Exchange, MSDW nor any other party guarantees the accuracy and/or the completeness of Indexes or any data included therein. Neither the Exchange, MSDW nor any other party makes any warranty, express or implied, as to results to be obtained by the Adviser, the Adviser's customers and counterparties, owners of the Funds, or any other person or entity from the use of the Indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Neither MSDW nor any other party makes any express or implied warranties, and MSDW hereby expressly disclaims all warranties or merchantability or fitness for a particular purpose with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSDW or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.


     FORTUNE Indices. Neither The FORTUNE 500(R) Index Fund nor the FORTUNE e-50(TM) Index Fund (the "FORTUNE Funds") nor the shares of the FORTUNE Funds are sponsored, endorsed, sold or promoted by FORTUNE. FORTUNE makes no representation or warranty, express or implied, to the owners of the FORTUNE Funds or any member of the public regarding the advisability of investing in securities generally or in the shares of each FORTUNE Fund particularly or the ability of the FORTUNE 500(R) Index and the FORTUNE e-50(TM) Index (collectively the "FORTUNE Stock Indices") to track general stock market performance. FORTUNE's only relationship to the Adviser is the licensing of certain trademarks of FORTUNE and the FORTUNE Stock Indices, which are determined, compiled and calculated by FORTUNE without regard to the Adviser, the FORTUNE Funds or the FORTUNE Funds' shares. FORTUNE has no obligation to take the needs of the Adviser or the owners of the FORTUNE Funds into consideration in determining, compiling or calculating the FORTUNE Stock Indices. FORTUNE is not responsible for and has not participated in any determination or calculation made with respect to issuance, trading or redemption of the FORTUNE Funds' shares. FORTUNE has no obligation or liability in connection with the FORTUNE Funds or the FORTUNE Funds' shares including but not limited to, the creating, promoting, marketing, trading or managing of the FORTUNE Funds or the FORTUNE Funds' shares.

     FORTUNE does not guarantee the accuracy and/or the completeness of the FORTUNE Stock Indices or any data included therein. FORTUNE makes no warranty, express or implied, as to results to be obtained by the Adviser, owners of the product, or any other person or entity from the use of the FORTUNE Stock Indices or any data included therein in connection with the rights licensed hereunder or for any other use. FORTUNE makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the FORTUNE Stock Indices or any data included therein. Without limiting any of the foregoing, in no event shall FORTUNE have any liability for any damages, including but not limited to, special, punitive, indirect or consequential damages (including loss of profits), even if notified of the possibility of such damages.

                        DETERMINATION OF NET ASSET VALUE


     Net asset value per Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by its total number of Shares outstanding. Expenses and fees, including the management and distribution fees, if any, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by the Custodian and determined each business day at the close of regular trading of the New York Stock Exchange ("NYSE") (ordinarily 4:00 p.m. New York time) ("Closing Time").


                          BUYING AND SELLING THE FUNDS

     The Shares are listed for secondary trading on the Exchange. If you buy or sell Shares in the secondary market, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Shares will trade on the Exchange at prices that may differ to varying degrees from the daily net asset values of the Shares. Given, however, that Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained for very long.

                   CREATION AND REDEMPTION OF CREATION UNITS

     Each Fund issues Shares and redeems Shares only in Creation Units (50,000 Shares per Creation Unit) at their net asset value on a continuous basis only on a day the NYSE is open for business. Set forth below is a brief description of the procedures applicable to creation and redemption of Creation Units. For more detailed information, see "CREATION AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

     Creation. In order to create (i.e., purchase) Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's Index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the number of shares of the Deposit Securities is made available by the Custodian through the facilities of the NSCC immediately prior to the opening of business on the Exchange. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.


     Orders must be placed in proper form by or through either (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC (the "Clearing Process"); or (ii) a DTC Participant, that, in either case, has entered into an agreement with the Trust, the Distributor and the Transfer Agent, with respect to creations and redemptions of Creation Units ("Participant Agreement"). Investors should contact the Distributor for the names of Participating Parties and/or DTC Participants that have signed a Participant Agreement. All orders must be placed for one or more whole Creation Units of Shares of a Fund and must be received by the Distributor in proper form no later than the Closing Time in order to receive that day's closing net asset value per Share. All custom orders must be placed for one or more Creation Units and must be received by the Distributor in proper form no later than 3:00 p.m. New York time in order to receive that day's closing net asset value per Share.



     Orders may be effected through the Clearing Process or outside the Clearing Process. An order to create Creation Units through the Clearing Process (through a Participating Party), or outside the Clearing Process (through a DTC Participant), is considered received by the Distributor on the date transmitted if the order is received by the Distributor no later than the Closing Time on such date and all other procedures set forth in the Participant Agreement are followed. A custom order to create Creation Units through the Clearing Process (through a Participating Party), or outside the Clearing Process (through a DTC participant), is considered received by the Distributor on the date transmitted if the order is received by the Distributor no later than 3:00 p.m. New York time on such date and all other procedures set forth in the

Participant Agreement are followed. However, in the case of orders effected outside the Clearing Process, if the Custodian does not receive the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., New York time, respectively, on the next business day immediately following the transmittal date, the order will be canceled. Any order may be rejected under certain limited circumstances which are specified in the Statement of Additional Information.


     A fixed transaction fee, in the amount described below, is applicable to each creation transaction regardless of the number of Creation Units created in the transaction. An additional charge of up to three (3) times the fixed transaction fee may be imposed with respect to transactions effected outside the Clearing Process (through a DTC Participant) and in the limited circumstances specified in the Statement of Additional Information in which any cash can be used in lieu of Deposit Securities to create Creation Units.


                                                   OUTSIDE THE
                                     TRANSACTION     CLEARING
FUND                                     FEE         PROCESS
----                                 -----------   ------------
streetTRACKS(R) Dow Jones U.S.
  Large Cap Value Index Fund           $1,000      up to $4,000
streetTRACKS(R) Dow Jones U.S.
  Large Cap Growth Index Fund          $1,000      up to $4,000
streetTRACKS(R) Dow Jones U.S.
  Small Cap Value Index Fund           $1,500      up to $6,000
streetTRACKS(R) Dow Jones U.S.
  Small Cap Growth Index Fund          $1,500      up to $6,000
streetTRACKS(R) Dow Jones Global
  Titans Index Fund                    $1,000      up to $4,000
streetTRACKS(R) Wilshire REIT
  Index Fund                           $1,000      up to $4,000
streetTRACKS(R) Morgan Stanley
  Technology Index Fund                $  500      up to $2,000
streetTRACKS(R) Morgan Stanley
  Internet Index Fund                  $  500      up to $2,000
FORTUNE 500(R) Index Fund              $2,000      up to $8,000
FORTUNE e-50(TM) Index Fund            $  500      up to $2,000


     Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. Any such transaction effected must be effected outside the Clearing Process. See "CREATION AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

     Legal Restrictions on Transactions in Certain Stocks. An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the creation of a Creation Unit may, at the Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the creation of a Creation Unit.

     Redemption. The Custodian makes available immediately prior to the opening of business on the Exchange, through the facilities of the NSCC, the list of the names and the number of Shares of each Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units. Unless cash redemptions are available or specified for a particular Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed as next determined after receipt by the Transfer Agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee. Should the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment to the Trust equal to the differential will be required to be arranged for by or on behalf of the redeeming shareholder by the Participating Party or DTC Participant, as the case may be. For more detail, see "CREATION AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.


     Orders to redeem Creation Units of a Fund may only be effected by or through a Participating Party (with respect to redemptions through the Clearing Process) or a DTC Participant (with respect to redemptions outside the Clearing Process). An order to redeem through the Clearing Process is deemed received on the date of transmittal if such order is received by the Transfer Agent prior to the Closing Time, or 3:00 p.m. New York time in the case of custom orders, on the date of transmittal and all other procedures set forth in the Participant Agreement are properly followed. An order to redeem outside the Clearing Process is considered received by the Transfer Agent on the date of transmittal if: (i) such order is received by the Transfer Agent no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. New York time), or 3:00 p.m. New York time in the case of custom orders, on the transmittal date; (ii) such order is accompanied or preceded by the requisite number of Shares and the cash redemption amount (if applicable) specified in the order, which delivery must be made through DTC to the Custodian no later than 11:00 a.m. and 2:00 p.m., New York time, respectively, on the next business day after the transmittal date; and (iii) all other procedures set forth in the Participant Agreement are followed.

     A fixed transaction fee, described below, is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional charge of up to three (3) times the fixed transaction fee may be charged with respect to transactions effected outside the Clearing Process and in the limited circumstances specified in the Statement of Additional Information in which any cash may be used in lieu of securities to redeem Creation Units.


                                                  OUTSIDE THE
                                  TRANSACTION      CLEARING
FUND                                  FEE           PROCESS
----                              -----------    -------------
streetTRACKS(R) Dow Jones U.S.
  Large Cap Value
  Index Fund                        $1,000        up to $4,000
streetTRACKS(R) Dow Jones U.S.
  Large Cap Growth
  Index Fund                        $1,000        up to $4,000
streetTRACKS(R) Dow Jones U.S.
  Small Cap Value
  Index Fund                        $1,500        up to $6,000
streetTRACKS(R) Dow Jones U.S.
  Small Cap Growth
  Index Fund                        $1,500        up to $6,000
streetTRACKS(R) Dow Jones
  Global Titans Index Fund          $1,000        up to $4,000
streetTRACKS(R) Wilshire REIT
  Index Fund                        $1,000        up to $4,000
streetTRACKS(R) Morgan Stanley
  Technology Index Fund             $  500        up to $2,000
streetTRACKS(R) Morgan Stanley
  Internet Index Fund               $  500        up to $2,000
FORTUNE 500(R) Index Fund           $2,000        up to $8,000
FORTUNE e-50(TM) Index Fund         $  500        up to $2,000


     Legal Restrictions on Transactions in Certain Stocks. An investor subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash.

                                 DISTRIBUTIONS

     Dividends and Capital Gains. As a Fund shareholder, you are entitled to your share of the Fund's income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions."


     Each Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses and taxes (if applicable), are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."


     Income dividend distributions, if any, are distributed to shareholders quarterly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code.

     Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which you purchased Shares makes such option available.

                                  TAX MATTERS

     As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

     Unless your investment in a Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

     - The Fund makes distributions,

     - You sell Shares listed on the Exchange, and

     - You create or redeem Creation Units.

     Taxes on Distributions. Each Fund will distribute any net investment income quarterly, and any net realized long-term or short-term capital gains annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

     Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

     If you are not a citizen of the United States, or if you are a foreign entity or if you are not a permanent resident of the United States, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

     Dividends and interest received by each Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     By law, your Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rates are currently:


                  30%  During 2002 and 2003
                  29%  During 2004 and 2005
                  28%  During 2006 through 2010
                  31%  2011 and thereafter.


     Taxes on Exchange-Listed Share Sales. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

     Taxes on Creations and Redemptions of Creation Units. A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax adviser with respect to whether wash sale rules apply and when a loss might be deductible.

     Under current federal tax laws, any capital gain or loss realized upon a redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

     If you create or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

     The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in a Fund under all applicable tax laws.

                              GENERAL INFORMATION

     The Trust was organized as a Massachusetts business trust on June 12, 1998. If shareholders are required to vote on any matters, you are entitled to one vote for each dollar of net asset value you own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the Statement of Additional Information for more information concerning the Trust's form of organization.

     For purposes of the 1940 Act, Shares of the Funds are issued by the respective Funds and the acquisition of Shares by investment companies is subject to the restrictions of section 12(d)(1) of the Act.


     From time to time, Funds may advertise yield and total return figures. Yield is an historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of a Fund. For a more detailed description of how each Fund computes its performance figures and how these numbers may be used in advertisements, please consult the Statement of Additional Information.



     Mayer, Brown, Rowe & Maw serves as counsel to the Trust, including each Fund. Ernst & Young LLP serves as independent auditors and will audit each Fund's financial statements annually.

                              FINANCIAL HIGHLIGHTS


    The financial highlights table is intended to help you understand each Fund's financial performance. Certain information reflects the performance results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Trust's independent auditors, whose report, along with each Fund's financial highlights and financial statements, is included in the 2002 Annual Report to shareholders of each of the Funds, which is available upon request. Selected data for a streetTRACKS share outstanding throughout each period.


                                          DOW JONES U.S.            DOW JONES U.S.            DOW JONES U.S.
                                          LARGE CAP VALUE          LARGE CAP GROWTH           SMALL CAP VALUE
                                            INDEX FUND                INDEX FUND                INDEX FUND
                                      -----------------------   -----------------------   -----------------------
                                                    FOR THE                   FOR THE                   FOR THE
                                        YEAR        PERIOD        YEAR        PERIOD        YEAR        PERIOD
                                        ENDED     9/25/2000*-     ENDED     9/25/2000*-     ENDED     9/25/2000*-
                                      6/30/2002    6/30/2001    6/30/2002    6/30/2001    6/30/2002    6/30/2001
Net asset value, beginning of
 period.............................   $129.44      $129.48      $ 60.81      $ 97.36      $128.95      $103.71
                                       -------      -------      -------      -------      -------      -------
Income (loss) from investment
 operations:
Net investment income (loss)........      2.33         1.70         0.16         0.06         2.89         2.40
Net realized and unrealized gain
 (loss).............................    (18.11)       (0.06)      (19.77)      (36.55)       11.45        25.10
                                       -------      -------      -------      -------      -------      -------
Total from investment operations....    (15.78)        1.64       (19.61)      (36.49)       14.34        27.50
                                       -------      -------      -------      -------      -------      -------
Distributions to shareholders from:
Net investment income...............     (2.29)       (1.68)       (0.13)       (0.06)       (3.04)       (2.26)
In excess of net investment
 income.............................        --           --           --           --(+)        --           --
Net realized gains..................        --           --           --           --        (4.74)          --
Capital.............................        --           --           --           --           --           --
                                       -------      -------      -------      -------      -------      -------
Total distributions.................     (2.29)       (1.68)       (0.13)       (0.06)       (7.78)       (2.26)
                                       -------      -------      -------      -------      -------      -------
Net asset value, end of period......   $111.37      $129.44      $ 41.07      $ 60.81      $135.51      $128.95
                                       =======      =======      =======      =======      =======      =======
Total return(1).....................    (12.31)%       1.28%      (32.29)%     (37.48)%      11.54%       26.69%
Net assets, end of period (in
 000's).............................   $38,989      $38,842      $16,431      $24,330      $54,217      $25,803
Ratio of expenses to average net
 assets.............................      0.24%        0.21%(2)     0.25%        0.22%(2)     0.28%        0.28%(2)
Ratio of net investment income
 (loss) to average net assets.......      1.81%        1.61%(2)     0.32%        0.10%(2)     2.31%        2.70%(2)
Portfolio turnover rate(3)..........        10%          12%          18%          16%          29%          47%

                                          DOW JONES U.S.               DOW JONES
                                         SMALL CAP GROWTH            GLOBAL TITANS
                                            INDEX FUND                INDEX FUND
                                      -----------------------   -----------------------
                                                    FOR THE                   FOR THE
                                        YEAR        PERIOD        YEAR        PERIOD
                                        ENDED     9/25/2000*-     ENDED     9/25/2000*-
                                      6/30/2002    6/30/2001    6/30/2002    6/30/2001
Net asset value, beginning of
 period.............................   $ 79.15      $100.26      $ 70.60      $ 84.28
                                       -------      -------      -------      -------
Income (loss) from investment
 operations:
Net investment income (loss)........        --        (0.09)        0.62         0.57
Net realized and unrealized gain
 (loss).............................    (25.05)      (21.02)      (14.63)      (13.67)
                                       -------      -------      -------      -------
Total from investment operations....    (25.05)      (21.11)      (14.01)      (13.10)
                                       -------      -------      -------      -------
Distributions to shareholders from:
Net investment income...............        --           --        (0.59)       (0.56)
In excess of net investment
 income.............................        --           --           --           --
Net realized gains..................        --           --           --           --
Capital.............................        --           --           --        (0.02)
                                       -------      -------      -------      -------
Total distributions.................        --           --        (0.59)       (0.58)
                                       -------      -------      -------      -------
Net asset value, end of period......   $ 54.10      $ 79.15      $ 56.00      $ 70.60
                                       =======      =======      =======      =======
Total return(1).....................    (31.64)%     (21.07)%     (19.92)%     (15.54)%
Net assets, end of period (in
 000's).............................   $21,647      $19,794      $25,207      $21,189
Ratio of expenses to average net
 assets.............................      0.30%        0.30%(2)     0.55%        0.52%(2)
Ratio of net investment income
 (loss) to average net assets.......     (0.22)%      (0.22)%(2)     1.07%       0.87%(2)
Portfolio turnover rate(3)..........        46%          34%          12%          16%

---------------


 * Commencement of operations



 (+) Amount is less than $0.01 per share.



(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.



(2) Annualized



(3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions on streetTRACKS.

                              FINANCIAL HIGHLIGHTS



    Selected data for a streetTRACKS share outstanding throughout each period.


                                           WILSHIRE                MORGAN STANLEY            MORGAN STANLEY
                                       REIT INDEX FUND          TECHNOLOGY INDEX FUND      INTERNET INDEX FUND
                                  --------------------------   -----------------------   -----------------------
                                                   FOR THE                   FOR THE                   FOR THE
                                      YEAR         PERIOD        YEAR        PERIOD        YEAR        PERIOD
                                     ENDED       4/23/2001*-     ENDED     9/25/2000*-     ENDED     9/25/2000*-
                                  6/30/2002(4)    6/30/2001    6/30/2002    6/30/2001    6/30/2002    6/30/2001
Net asset value, beginning of
 period.........................    $120.73        $109.22      $ 58.17      $ 97.81      $ 19.36      $ 68.92
                                    -------        -------      -------      -------      -------      -------
Income (loss) from investment
 operations:
Net investment income (loss)....       8.19           1.41           --        (0.13)          --        (0.21)
Net realized and unrealized gain
 (loss).........................       9.62          10.83       (24.87)      (39.51)      (11.97)      (49.35)
                                    -------        -------      -------      -------      -------      -------
Total from investment
 operations.....................      17.81          12.24       (24.87)      (39.64)      (11.97)      (49.56)
                                    -------        -------      -------      -------      -------      -------
Distributions to shareholders
 from:
Net investment income...........      (7.41)         (0.73)          --           --           --           --
In excess of net investment
 income.........................         --             --           --           --           --           --
Net realized gains..............      (0.69)            --           --           --           --           --
Capital.........................         --             --           --           --           --           --
                                    -------        -------      -------      -------      -------      -------
Total distributions.............      (8.10)         (0.73)          --           --           --           --
                                    -------        -------      -------      -------      -------      -------
Net asset value, end of
 period.........................    $130.44        $120.73      $ 33.30      $ 58.17      $  7.39      $ 19.36
                                    =======        =======      =======      =======      =======      =======
Total return(1).................      15.53%         11.22%      (42.77)%     (40.52)%     (61.79)%     (71.92)%
Net assets, end of period (in
 000's).........................    $32,622        $18,121      $53,276      $72,724      $ 4,808      $ 6,777
Ratio of expenses to average net
 assets.........................       0.30%          0.32%(2)     0.54%        0.51%(2)     0.60%        0.53%(2)
Ratio of net investment income
 (loss) to average net assets...       6.74%          6.88%(2)    (0.30)%      (0.30)%(2)    (0.58)%     (0.52)%(2)
Portfolio turnover rate(3)......         15%             2%          37%          26%          64%          76%

                                       FORTUNE 500(R)            FORTUNE E-50(TM)
                                         INDEX FUND                 INDEX FUND
                                  ------------------------   ------------------------
                                                FOR THE                    FOR THE
                                    YEAR         PERIOD        YEAR         PERIOD
                                    ENDED     10/4/2000*-      ENDED     10/4/2000*-
                                  6/30/2002    6/30/2001     6/30/2002    6/30/2001
Net asset value, beginning of
 period.........................   $ 87.13      $ 97.85       $ 40.38      $ 84.48
                                   -------      -------       -------      -------
Income (loss) from investment
 operations:
Net investment income (loss)....      1.02         0.72            --        (0.09)
Net realized and unrealized gain
 (loss).........................    (15.49)      (10.73)       (19.09)      (44.01)
                                   -------      -------       -------      -------
Total from investment
 operations.....................    (14.47)      (10.01)       (19.09)      (44.10)
                                   -------      -------       -------      -------
Distributions to shareholders
 from:
Net investment income...........     (0.99)       (0.71)           --           --
In excess of net investment
 income.........................        --           --            --           --
Net realized gains..............        --           --            --           --
Capital.........................        --           --            --           --
                                   -------      -------       -------      -------
Total distributions.............     (0.99)       (0.71)           --           --
                                   -------      -------       -------      -------
Net asset value, end of
 period.........................   $ 71.67      $ 87.13       $ 21.29      $ 40.38
                                   =======      =======       =======      =======
Total return(1).................    (16.69)%     (10.22)%      (47.26)%     (52.20)%
Net assets, end of period (in
 000's).........................   $75,264      $47,933       $ 5,326      $16,158
Ratio of expenses to average net
 assets.........................      0.23%        0.21%(2)      0.26%        0.22%(2)
Ratio of net investment income
 (loss) to average net assets...      1.25%        1.06%(2)     (0.07)%      (0.15)%(2)
Portfolio turnover rate(3)......         6%           6%           30%          30%

---------------

 * Commencement of operations



 (+) Amount is less than $0.01 per share.



(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.



(2) Annualized



(3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions on streetTRACKS.


(4) Per share numbers have been calculated using the average shares method.

                  ADDITIONAL INFORMATION CONCERNING THE FUNDS



     The following charts are provided to: (i) show the frequency at which the closing price on the Exchange (last trade) for each of the Funds was at a discount or premium to the daily net asset value (NAV); and (ii) compare each Fund's total return at NAV with the total return based on market price and its benchmark index.


     The discount or premium is the percentage difference between the NAV and the closing price of a Fund. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. Because a Fund's last trade may occur on a different date or at some time prior to 4:00 p.m. New York time (when the Funds normally calculate their NAV), a Fund's closing price may differ from the NAV of the Fund.

           STREETTRACKS(R) DOW JONES U.S. LARGE CAP VALUE INDEX FUND


                                     FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                      CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2002
                                   -----------------------------------------------------
                                    CLOSING PRICE ABOVE NAV     CLOSING PRICE BELOW NAV
                                          (PREMIUMS)                  (DISCOUNTS)
                                   -------------------------   -------------------------
                                   50-99    100-199    >200    50-99    100-199    >200
                                   BASIS     BASIS    BASIS    BASIS     BASIS    BASIS
                                   POINTS   POINTS    POINTS   POINTS   POINTS    POINTS
                                   ------   -------   ------   ------   -------   ------
              2002
Quarter ending: 09/30/02.........    10        3        4        10        5        1
Quarter ending: 06/30/02.........     4        0        0         1        0        0
Quarter ending: 03/31/02.........     2        0        0         3        1        0
              2001
Quarter ending: 12/31/01.........     5        0        0         6        5        0
Quarter ending: 9/30/01..........     7       11        4         3        7        0
Quarter ending: 6/30/01..........     4        2        0         5        7        0
Quarter ending: 3/31/01..........     5        3        3         6        8        1



                                  CUMULATIVE TOTAL RETURN         AVERAGE ANNUAL TOTAL RETURN
                              -------------------------------   -------------------------------
                                                   DOW JONES                         DOW JONES
                                                   U.S. LARGE                        U.S. LARGE
                              NET ASSET   MARKET   CAP VALUE    NET ASSET   MARKET   CAP VALUE
                                VALUE     VALUE      INDEX        VALUE     VALUE      INDEX
                              ---------   ------   ----------   ---------   ------   ----------
One Year ended 12/31/01.....    -6.30%    -5.63%     -6.12%       -6.30%    -5.63%     -6.12%
Since Trading Commenced(1)..    -2.47%    -2.01%     -2.28%       -1.98%    -1.60%     -1.83%


---------------

(1) For the period September 29, 2000 (commencement of trading) to December 31, 2001.

           STREETTRACKS(R) DOW JONES U.S. LARGE CAP GROWTH INDEX FUND



                                     FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                      CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2002
                                  ------------------------------------------------------
                                   CLOSING PRICE ABOVE NAV      CLOSING PRICE BELOW NAV
                                         (PREMIUMS)                   (DISCOUNTS)
                                  -------------------------    -------------------------
                                  50-99    100-199    >200     50-99    100-199    >200
                                  BASIS     BASIS    BASIS     BASIS     BASIS    BASIS
                                  POINTS   POINTS    POINTS    POINTS   POINTS    POINTS
                                  ------   -------   ------    ------   -------   ------
              2002
Quarter ending: 9/30/02.........    10        8         2         8        6        0
Quarter ending: 6/30/02.........     6        6         0         3        2        0
Quarter ending: 3/31/02.........     7        1         1         3        3        1
              2001
Quarter ending: 12/31/01........    11        4         0        10        5        0
Quarter ending: 9/30/01.........     8        5         9         3        4        2
Quarter ending: 6/30/01.........     8        9         4         7        2        3
Quarter ending: 3/31/01.........     8        6        11         3        4        5



                               CUMULATIVE TOTAL RETURN         AVERAGE ANNUAL TOTAL RETURN
                           -------------------------------   -------------------------------
                                                DOW JONES                         DOW JONES
                                                U.S. LARGE                        U.S. LARGE
                           NET ASSET   MARKET   CAP GROWTH   NET ASSET   MARKET   CAP GROWTH
                             VALUE     VALUE      INDEX        VALUE     VALUE      INDEX
                           ---------   ------   ----------   ---------   ------   ----------
One Year ended 12/31/01..   -25.66%    -25.87%    -25.46%     -25.66%    -25.87%    -25.46%
Since Trading
  Commenced(1)...........   -43.90%    -43.99%    -43.74%     -36.91%    -36.99%    -36.88%


---------------

(1) For the period September 29, 2000 (commencement of trading) to December 31, 2001.

           STREETTRACKS(R) DOW JONES U.S. SMALL CAP VALUE INDEX FUND



                                     FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                      CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2002
                                   -----------------------------------------------------
                                    CLOSING PRICE ABOVE NAV     CLOSING PRICE BELOW NAV
                                          (PREMIUMS)                  (DISCOUNTS)
                                   -------------------------   -------------------------
                                   50-99    100-199    >200    50-99    100-199    >200
                                   BASIS     BASIS    BASIS    BASIS     BASIS    BASIS
                                   POINTS   POINTS    POINTS   POINTS   POINTS    POINTS
                                   ------   -------   ------   ------   -------   ------
              2002
Quarter ending: 9/30/02..........    3         0        0        12        3        0
Quarter ending: 6/30/02..........    1         0        0         2        0        0
Quarter ending: 3/31/02..........    2         0        0         1        0        0
              2001
Quarter ending: 12/31/01.........    5         0        0         7        2        0
Quarter ending: 9/30/01..........    6         0        0         6        0        0
Quarter ending: 6/30/01..........    5         0        2         4        2        0
Quarter ending: 3/31/01..........    7         5        1         5        5        2



                                  CUMULATIVE TOTAL RETURN         AVERAGE ANNUAL TOTAL RETURN
                              -------------------------------   -------------------------------
                                                   DOW JONES                         DOW JONES
                                                   U.S. SMALL                        U.S. SMALL
                              NET ASSET   MARKET   CAP VALUE    NET ASSET   MARKET   CAP VALUE
                                VALUE     VALUE      INDEX        VALUE     VALUE      INDEX
                              ---------   ------   ----------   ---------   ------   ----------
One Year ended 12/31/01.....    12.33%    14.23%     12.78%       12.33%    14.23%     12.78%
Since Trading Commenced(1)..    27.54%    27.29%     28.33%       21.39%    21.20%     22.09%


---------------

(1) For the period September 29, 2000 (commencement of trading) to December 31, 2001.

           STREETTRACKS(R) DOW JONES U.S. SMALL CAP GROWTH INDEX FUND



                                     FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                      CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2002
                                   -----------------------------------------------------
                                    CLOSING PRICE ABOVE NAV     CLOSING PRICE BELOW NAV
                                          (PREMIUMS)                  (DISCOUNTS)
                                   -------------------------   -------------------------
                                   50-99    100-199    >200    50-99    100-199    >200
                                   BASIS     BASIS    BASIS    BASIS     BASIS    BASIS
                                   POINTS   POINTS    POINTS   POINTS   POINTS    POINTS
                                   ------   -------   ------   ------   -------   ------
              2002
Quarter ending: 9/30/02..........    5         4         2       8         4        1
Quarter ending: 6/30/02..........    6         2         0       6         0        0
Quarter ending: 3/31/02..........    4         0         0       4         0        0
              2001
Quarter ending: 12/31/01.........    8         0         0       3         2        0
Quarter ending: 9/30/01..........    5         2         1       2         0        0
Quarter ending: 6/30/01..........    8         4         2       6         3        0
Quarter ending: 3/31/01..........    7         7        10       7         7        1



                              CUMULATIVE TOTAL RETURN         AVERAGE ANNUAL TOTAL RETURN
                          -------------------------------   -------------------------------
                                               DOW JONES                         DOW JONES
                                               U.S. SMALL                        U.S. SMALL
                          NET ASSET   MARKET   CAP GROWTH   NET ASSET   MARKET   CAP GROWTH
                            VALUE     VALUE      INDEX        VALUE     VALUE      INDEX
                          ---------   ------   ----------   ---------   ------   ----------
One Year ended
  12/31/01..............    -8.88%     -8.72%     -8.50%      -8.88%     -8.72%     -8.50%
Since Trading
  Commenced(1)..........   -26.84%    -27.00%    -26.57%     -22.05%    -22.18%    -21.90%


---------------

(1) For the period September 29, 2000 (commencement of trading) to December 31, 2001.

               STREETTRACKS(R) DOW JONES GLOBAL TITANS INDEX FUND



                                     FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                      CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2002
                                   -----------------------------------------------------
                                    CLOSING PRICE ABOVE NAV     CLOSING PRICE BELOW NAV
                                          (PREMIUMS)                  (DISCOUNTS)
                                   -------------------------   -------------------------
                                   50-99    100-199    >200    50-99    100-199    >200
                                   BASIS     BASIS    BASIS    BASIS     BASIS    BASIS
                                   POINTS   POINTS    POINTS   POINTS   POINTS    POINTS
                                   ------   -------   ------   ------   -------   ------
              2002
Quarter ending: 9/30/02..........     8       13        3        7        10        4
Quarter ending: 6/30/02..........     7        4        0        6         1        1
Quarter ending: 3/31/02..........     7        6        0        4         2        0
              2001
Quarter ending: 12/31/01.........    12        6        1        9         5        3
Quarter ending: 9/30/01..........     9        4        0        3         1        0
Quarter ending: 6/30/01..........     3        1        1        4         2        0
Quarter ending: 3/31/01..........    10        3        2        6         6        2



                               CUMULATIVE TOTAL RETURN            AVERAGE ANNUAL TOTAL RETURN
                          ----------------------------------   ----------------------------------
                                                 DOW JONES                            DOW JONES
                          NET ASSET   MARKET   GLOBAL TITANS   NET ASSET   MARKET   GLOBAL TITANS
                            VALUE     VALUE        INDEX         VALUE     VALUE        INDEX
                          ---------   ------   -------------   ---------   ------   -------------
One Year ended
  12/31/01..............   -12.92%    -12.11%     -12.56%       -12.92%    -12.11%     -12.56%
Since Trading
  Commenced(1)..........   -20.20%    -20.04%     -19.71%       -16.46%    -16.33%     -16.11%


---------------

(1) For the period September 29, 2000 (commencement of trading) to December 31, 2001.

                    STREETTRACKS(R) WILSHIRE REIT INDEX FUND



                                      FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                       CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2002
                                    -----------------------------------------------------
                                     CLOSING PRICE ABOVE NAV     CLOSING PRICE BELOW NAV
                                           (PREMIUMS)                  (DISCOUNTS)
                                    -------------------------   -------------------------
                                    50-99    100-199    >200    50-99    100-199    >200
                                    BASIS     BASIS    BASIS    BASIS     BASIS    BASIS
                                    POINTS   POINTS    POINTS   POINTS   POINTS    POINTS
                                    ------   -------   ------   ------   -------   ------
               2002
Quarter ending: 9/30/02...........    14        1        0        9         0        0
Quarter ending: 6/30/02...........     2        0        0        1         0        0
Quarter ending: 3/31/02...........     2        0        0        2         0        0
               2001
Quarter ending: 12/31/01..........     1        1        0        4         2        0
Quarter ending: 9/30/01...........     8        1        2        7         4        0
Quarter ending: 6/30/01...........     2        1        0        6         7        2



                                      CUMULATIVE TOTAL RETURN       AVERAGE ANNUAL TOTAL RETURN
                                   -----------------------------   -----------------------------
                                                        WILSHIRE                        WILSHIRE
                                   NET ASSET   MARKET     REIT     NET ASSET   MARKET     REIT
                                     VALUE     VALUE     INDEX       VALUE     VALUE     INDEX
                                   ---------   ------   --------   ---------   ------   --------
One Year ended 12/31/01..........      N/A       N/A       N/A        N/A       N/A       N/A
Since Trading Commenced(1).......    10.88%    11.43%    11.18%       N/A       N/A       N/A


---------------

(1) For the period April 27, 2001 (commencement of trading) to December 31,
    2001.

              STREETTRACKS(R) MORGAN STANLEY TECHNOLOGY INDEX FUND



                                      FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                       CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2002
                                    -----------------------------------------------------
                                     CLOSING PRICE ABOVE NAV     CLOSING PRICE BELOW NAV
                                           (PREMIUMS)                  (DISCOUNTS)
                                    -------------------------   -------------------------
                                    50-99    100-199    >200    50-99    100-199    >200
                                    BASIS     BASIS    BASIS    BASIS     BASIS    BASIS
                                    POINTS   POINTS    POINTS   POINTS   POINTS    POINTS
                                    ------   -------   ------   ------   -------   ------
               2002
Quarter ending: 9/30/02...........     5       11        2        4         4        7
Quarter ending: 6/30/02...........     3        6        2        8         4        1
Quarter ending: 3/31/02...........     8        5        1        6         6        0
               2001
Quarter ending: 12/31/01..........     8        3        0        6         7        0
Quarter ending: 9/30/01...........    12        4        1        6         2        1
Quarter ending: 6/30/01...........     9        5        1        8         1        0
Quarter ending: 3/31/01...........     4        2        0        4         0        1



                                CUMULATIVE TOTAL RETURN         AVERAGE ANNUAL TOTAL RETURN
                            -------------------------------   -------------------------------
                                                   MORGAN                            MORGAN
                                                  STANLEY                           STANLEY
                            NET ASSET   MARKET   TECHNOLOGY   NET ASSET   MARKET   TECHNOLOGY
                              VALUE     VALUE      INDEX        VALUE     VALUE      INDEX
                            ---------   ------   ----------   ---------   ------   ----------
One Year ended
  12/31/01................   -24.33%    -24.01%    -23.94%     -24.33%    -24.01%    -23.94%
Since Trading
  Commenced(1)............   -46.50%    -46.28%    -46.55%     -39.26%    -39.06%    -39.36%


---------------

(1) For the period September 29, 2000 (commencement of trading) to December 31, 2001.

               STREETTRACKS(R) MORGAN STANLEY INTERNET INDEX FUND



                                      FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                       CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2002
                                    -----------------------------------------------------
                                     CLOSING PRICE ABOVE NAV     CLOSING PRICE BELOW NAV
                                           (PREMIUMS)                  (DISCOUNTS)
                                    -------------------------   -------------------------
                                    50-99    100-199    >200    50-99    100-199    >200
                                    BASIS     BASIS    BASIS    BASIS     BASIS    BASIS
                                    POINTS   POINTS    POINTS   POINTS   POINTS    POINTS
                                    ------   -------   ------   ------   -------   ------
               2002
Quarter ending: 9/30/02...........     3       10        10       10        1        18
Quarter ending: 6/30/02...........     7       13         7        6       10         8
Quarter ending: 3/31/02...........    10        9         4        8        9         2
               2001
Quarter ending: 12/31/01..........     8        8         5        7       10         5
Quarter ending: 9/30/01...........     3        6        18        8        9         4
Quarter ending: 6/30/01...........     8        6        17        9        9         7
Quarter ending: 3/31/01...........     5       10        19        1        4        12



                              CUMULATIVE TOTAL RETURN             AVERAGE ANNUAL TOTAL RETURN
                        -----------------------------------   -----------------------------------
                                                 MORGAN                                MORGAN
                           NET                  STANLEY          NET                  STANLEY
                          ASSET     MARKET      INTERNET        ASSET     MARKET      INTERNET
                          VALUE     VALUE        INDEX          VALUE     VALUE        INDEX
                        ---------   ------   --------------   ---------   ------   --------------
One Year ended
  12/31/01............   -53.00%    -51.64%      -51.85%       -53.00%    -51.64%      -51.85%
Since Trading
  Commenced(1)........   -79.57%    -79.54%      -78.92%       -71.79%    -71.76%      -71.22%


---------------

(1) For the period September 29, 2000 (commencement of trading) to December 31, 2001.

                           FORTUNE 500(R) INDEX FUND


                                      FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                       CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2002
                                    -----------------------------------------------------
                                     CLOSING PRICE ABOVE NAV     CLOSING PRICE BELOW NAV
                                           (PREMIUMS)                  (DISCOUNTS)
                                    -------------------------   -------------------------
                                    50-99    100-199    >200    50-99    100-199    >200
                                    BASIS     BASIS    BASIS    BASIS     BASIS    BASIS
                                    POINTS   POINTS    POINTS   POINTS   POINTS    POINTS
                                    ------   -------   ------   ------   -------   ------
               2002
Quarter ending: 9/30/02...........    0         1        0        4         0        0
Quarter ending: 6/30/02...........    0         0        0        1         1        0
Quarter ending: 3/31/02...........    0         0        0        0         0        0
               2001
Quarter ending: 12/31/01..........    1         0        0        1         0        0
Quarter ending: 9/30/01...........    3         1        0        1         0        0
Quarter ending: 6/30/01...........    5         0        0        3         1        0
Quarter ending: 3/31/01...........    4         2        0        7         0        0



                                CUMULATIVE TOTAL RETURN      AVERAGE ANNUAL TOTAL RETURN
                              ----------------------------   ----------------------------
                                                   FORTUNE                        FORTUNE
                              NET ASSET   MARKET   500(R)    NET ASSET   MARKET   500(R)
                                VALUE     VALUE     INDEX      VALUE     VALUE     INDEX
                              ---------   ------   -------   ---------   ------   -------
One Year ended
  12/31/01..................   -10.23%    -10.16%  -10.10%    -10.23%    -10.16%  -10.10%
Since Trading
  Commenced(1)..............   -12.36%    -12.57%  -12.15%    -10.21%    -10.39%  -10.04%


---------------

(1) For the period October 10, 2000 (commencement of trading) to December 31, 2001.

                          FORTUNE E-50(TM) INDEX FUND



                                      FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
                                       CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2002
                                    -----------------------------------------------------
                                     CLOSING PRICE ABOVE NAV     CLOSING PRICE BELOW NAV
                                           (PREMIUMS)                  (DISCOUNTS)
                                    -------------------------   -------------------------
                                    50-99    100-199    >200    50-99    100-199    >200
                                    BASIS     BASIS    BASIS    BASIS     BASIS    BASIS
                                    POINTS   POINTS    POINTS   POINTS   POINTS    POINTS
                                    ------   -------   ------   ------   -------   ------
               2002
Quarter ending: 9/30/02...........     3       11        12        6        9        10
Quarter ending: 6/30/02...........     8        4         4        7        6         1
Quarter ending: 3/31/02...........     4        5         2       10        1         0
               2001
Quarter ending: 12/31/01..........    13        5         3        7        4         4
Quarter ending: 9/30/01...........     8        7         4        7        4         5
Quarter ending: 6/30/01...........     5        8         7        9        7         3
Quarter ending: 3/31/01...........    14        8         9        4        5         6



                                CUMULATIVE TOTAL RETURN       AVERAGE ANNUAL TOTAL RETURN
                             -----------------------------   -----------------------------
                                                  FORTUNE                         FORTUNE
                             NET ASSET   MARKET   E-50(TM)   NET ASSET   MARKET   E-50(TM)
                               VALUE     VALUE     INDEX       VALUE     VALUE     INDEX
                             ---------   ------   --------   ---------   ------   --------
One Year ended 12/31/01....   -32.00%    -31.66%   -31.79%    -32.00%    -31.66%   -31.79%
Since Trading
  Commenced(1).............   -56.98%    -57.03%   -56.92%    -49.78%    -49.83%   -49.72%


---------------

(1) For the period October 10, 2000 (commencement of trading) to December 31, 2001.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

     This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to each Fund's Shares. A Statement of Additional Information (dated October 28, 2002) and the annual and semi-annual reports to shareholders, each of which was or will be filed with the SEC, provide more information about each Fund. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance since its inception. The Statement of Additional Information and the financial statements included in the Trust's most recent annual reports to shareholders are incorporated herein by reference (i.e., is legally part of this Prospectus). These materials may be obtained without charge by writing to the Distributor, State Street Global Markets, LLC, 225 Franklin Street, Boston, Massachusetts 02110, or by calling the following number:


                      Investor Information: 1-866-S-TRACKS


     The Registration Statement, including this Prospectus, the Statement of Additional Information, and the exhibits as well as the reports may be reviewed and copied at the SEC's Public Reference Room (450 Fifth Street, N.W., Washington D.C. 20549) or on the EDGAR Database on the SEC's Web site (http://www.sec.gov). Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.



     Shareholder inquiries may be directed to the Funds in writing to State Street Global Markets, LLC, 225 Franklin Street, Boston, Massachusetts 02110.


     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFER OF A FUND'S SHARES, AND, IF GIVEN OR MADE, THE INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ANY FUND. NEITHER THE DELIVERY OF THIS PROSPECTUS NOR ANY SALE OF SHARES SHALL UNDER ANY CIRCUMSTANCE IMPLY THAT THE INFORMATION CONTAINED HEREIN IS CORRECT AS OF ANY DATE AFTER THE DATE OF THIS PROSPECTUS.

     DEALERS EFFECTING TRANSACTIONS IN A FUND'S SHARES, WHETHER OR NOT PARTICIPATING IN THIS DISTRIBUTION, ARE GENERALLY REQUIRED TO DELIVER A PROSPECTUS. THIS IS IN ADDITION TO ANY OBLIGATION OF DEALERS TO DELIVER A PROSPECTUS WHEN ACTING AS UNDERWRITERS.

                                   811-088-39

                          STREETTRACKS(R) SERIES TRUST


                       STATEMENT OF ADDITIONAL INFORMATION


                             DATED October 28, 2002



This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated October 28, 2002 (the "Prospectus") for the streetTRACKS(R) Series Trust (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus for the Trust may be obtained without charge by writing to the Trust's Distributor, State Street Global Markets, LLC at 225 Franklin Street, Boston, Massachusetts 02110.


TABLE OF CONTENTS


General Description of the Trust.................................
Investment Policies and Restrictions.............................
Special Considerations and Risks.................................
Exchange Listing and Trading.....................................
Management of the Trust..........................................
Brokerage Transactions...........................................
Book Entry Only System...........................................
Creation and Redemption of Creation Units........................
Determination of Net Asset Value.................................
Dividends and Distributions......................................
Taxes    ........................................................
Capital Stock and Shareholder Reports............................
Performance and Other Information................................
Counsel and Independent Auditors.................................
Financial Statements.............................................

                        GENERAL DESCRIPTION OF THE TRUST


The Trust is an open-end management investment company. The Trust currently consists of ten investment series (each a "Fund" and collectively the "Funds"). The Trust was organized as a Massachusetts business trust on June 12, 1998. The shares of each Fund are referred to herein as "Shares." The Funds offered by the Trust are: the streetTRACKS(R) Dow Jones U.S. Large Cap Value Index Fund, the streetTRACKS(R) Dow Jones U.S. Large Cap Growth Index Fund, the streetTRACKS(R) Dow Jones U.S. Small Cap Value Index Fund, the streetTRACKS(R) Dow Jones U.S. Small Cap Growth Index Fund, the streetTRACKS(R) Dow Jones Global Titans Fund, the streetTRACKS(R) Wilshire REIT Index Fund, the streetTRACKS(R) Morgan Stanley Technology Index Fund, the streetTRACKS(R) Morgan Stanley Internet Index Fund, the FORTUNE 500(R) Index Fund and the FORTUNE e-50(TM) Index Fund.



The investment objective of each Fund is to provide investment results that, before expenses, correspond generally to the total return of a specified market index (each an "Index"). SSgA Funds Management, Inc. (the "Adviser") manages each Fund.



Each Fund offers and issues Shares at their net asset value only in aggregations of a specified number of Shares (each, a "Creation Unit")(1) generally in exchange for a basket of equity securities included in its Index ("Deposit Securities") together with the deposit of a specified cash payment ("Cash Component"). The Shares have been approved for listing and secondary trading on the American Stock Exchange (the "Exchange"). The Shares will trade on the Exchange at market prices. These prices may differ from the Shares' net asset values. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of each Fund consists of 50,000 Shares.


The Trust reserves the right to offer a "cash" option for creations and redemptions of Shares (subject to applicable legal requirements) although it has no current intention of doing so. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See "CREATION AND REDEMPTION OF CREATION UNITS." In each instance of such cash creations or redemptions, the Trust may impose transaction fees that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

INVESTMENT POLICIES AND RESTRICTIONS

LENDING PORTFOLIO SECURITIES

Each Fund may lend portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete transactions and for other purposes. Because the U.S. government securities or other assets that are pledged as collateral to each Fund in connection with these loans generate income, securities lending may enable a Fund to earn additional income that may partially offset the expenses of such Fund, and thereby reduce the effect that expenses have on such Fund's ability to provide investment results that substantially correspond to the price and yield performance of its respective Index.

--------------

(1) Except that under the "Dividend Reinvestment Service" described below, however, Shares may be created in less than a Creation Unit and upon termination of a Fund, Shares may be redeemed in less than a Creation Unit.

Loans of portfolio securities may not exceed 33% of a Fund's total assets. The documentation for these loans provides that a Fund will receive collateral equal to at least 100% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. Each Fund will pay reasonable administrative and custodial fees in connection with the loan of securities and invests collateral in money market instruments or funds which invest exclusively in money market instruments.

Each Fund will comply with the conditions for lending established by the SEC. Although each Fund will receive collateral in connection with all loans of portfolio securities, and such collateral will be marked to market, each Fund will be exposed to the risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, each Fund bears the risk of loss of any cash collateral that it invests in money market instruments.

REPURCHASE AGREEMENTS


Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a money market instrument (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.


In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. No more than an aggregate of 15% of each Fund's net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

OTHER MONEY MARKET INSTRUMENTS


In addition to repurchase agreements, other money market instruments in which the Funds may invest are certificates of deposit of U.S. domestic banks with assets of $1 billion or more, bankers' acceptances, time deposits, U.S. government and U.S. government agency securities, or commercial paper rated within the two highest grades by S&P or Moody's Investors Service, Inc., or, if not rated, are of comparable quality as determined by the Adviser, and which mature within one year from the date of purchase, and investment companies which invest exclusively in such money market instruments (subject to applicable limitations under Section 12(d)(1) of the Investment Company Act of 1940, as amended ("1940 Act").

FUTURES CONTRACTS, OPTIONS AND SWAP AGREEMENTS

Each Fund may utilize exchange-traded futures and options contracts and swap agreements.

FUTURES CONTRACTS AND OPTIONS

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Each Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in the underlying Index. Exchange-traded futures and options contracts are not currently available for all of the Indexes. Under such circumstances, the Adviser may seek to utilize other instruments that it believes to be correlated to the underlying Index components or a subset of the components. The Exchange currently anticipates that options on the Shares will be listed on the Exchange.

RESTRICTIONS ON THE USE OF FUTURES AND OPTIONS

A Fund would not enter into futures contract transactions for purposes other than hedging to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of a Fund's total assets after taking into account unrealized gains and unrealized losses on such contracts it has entered into. Each Fund would take steps to prevent its futures positions from "leveraging" its securities holdings. When it has a long futures position, it will maintain with its custodian bank, cash or liquid securities having a value equal to the notional value of the contract (less any margin deposited in connection with the position). When it has a short futures position, it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and liquid securities (or a combination of the foregoing) having a value equal to the net obligation of the Fund under the contract (less the value of any margin deposits in connection with the position).


REAL ESTATE INVESTMENT TRUSTS ("REITs") (streetTRACKS(R) Dow Jones U.S. Small Cap Value Fund and streetTRACKS(R) Wilshire REIT Index Fund)


REITs pool investor's funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, the Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended (the "Internal Revenue "Code"), or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

SWAP AGREEMENTS

Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund's outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, a Fund may not:

1. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that a Fund may lend its portfolio securities in an amount not to exceed 33% of the value of its total assets;

2. Issue senior securities or borrow money, except borrowings from banks for temporary or emergency purposes in an amount up to 10% of the value of the Fund's total assets (including the amount borrowed), valued at market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, and the Fund will not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding, provided, that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings (this limitation on purchases does not apply to acceptance by the Fund of a deposit principally of securities included in the relevant Index for creation of Creation Units);

3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for futures contracts or options contracts will not be deemed to be pledges of the Fund's assets);

4. Purchase, hold or deal in real estate, or oil, gas or mineral interests or leases, but a Fund may purchase and sell securities that are issued by companies that invest or deal in such assets;

5. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

6. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that a Fund may make margin deposits in connection with transactions in options, futures and options on futures;

7. Sell securities short;

8. Invest in commodities or commodity contracts, except that a Fund may transact in exchange traded futures contracts on securities, stock indexes and options on such futures contracts and make margin deposits in connection with such contracts; or

9. Change its investment objective.

In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed by the Board of Trustees without a shareholder vote. A Fund will not:

1. Invest in the securities of a company for the purpose of exercising management or control, or in any event purchase and hold more than 10% of the securities of a single issuer, provided that the Trust may vote the investment securities owned by each Fund in accordance with its views; or

2. Hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.


3. Under normal circumstances, invest less than 95% of its total assets in component securities that comprise its relevant benchmark Index. Prior to any change in a Fund's 95% investment policy, such Fund will provide shareholders with 60 days written notice.


If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in a Fund is contained in the Prospectus under the heading "INVESTMENT CONSIDERATIONS AND RISKS." The discussion below supplements, and should be read in conjunction with, such section of the Prospectus.

GENERAL

Investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the Indexes are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Shares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent or if bid/ask spreads are wide.

FUTURES AND OPTIONS TRANSACTIONS

Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefor. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

A Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts, when available, in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in stocks.

Utilization of futures transactions by a Fund involves the risk of imperfect or even negative correlation to the benchmark Index if the index underlying the futures contracts differs from the benchmark Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

RISKS OF SWAP AGREEMENTS

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor.

CONTINUOUS OFFERING

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act of 1933 (the "Securities Act"), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of a Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that such Fund's prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the Prospectus under the "DETERMINATION OF NET ASSET VALUE" and "BUYING AND SELLING THE FUNDS." The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of each Fund are approved for listing and trading on the Exchange, subject to notice of issuance. The Shares trade on the Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of any Fund will continue to be met.

The Exchange may, but is not required to, remove the Shares of a Fund from listing if (1) following the initial twelve-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days; (2) the value of the underlying Index or portfolio of securities on which such Fund is based is no longer calculated or available; or (3) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the Shares from listing and trading upon termination of the Trust or a Fund.

As in the case of other stocks traded on the Exchange, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

MANAGEMENT OF THE TRUST

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "MANAGEMENT."

TRUSTEES AND OFFICERS OF THE TRUST

The Board has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by the Adviser and other service providers. The Board currently consists of five Trustees, two of whom are "interested persons" (as defined in the 1940 Act) of the Trust.

                              TRUSTEES AND OFFICERS

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                                                                IN FUND
                                               TERM OF OFFICE AND                               COMPLEX
NAME, ADDRESS                  POSITION(S)     LENGTH OF TIME       PRINCIPAL OCCUPATION(S)     OVERSEEN BY   OTHER DIRECTORSHIPS
AND AGE                        WITH FUNDS      SERVED               DURING PAST 5 YEARS         TRUSTEE       HELD BY TRUSTEE
-------                        ----------      ------               -------------------         -------       ---------------
AGUSTIN J. FLEITES*            Trustee,        Unlimited            Principal, State Street     10            SSgA Cash Management
SSgA Funds Management, Inc.    President       Elected:             Global Advisors a                         Fund, Dublin, Ireland,
2 International Place                          August 2001          division of State Street                  Director
Boston, Massachusetts 02110                                         Bank and Trust Company
Age:  36                                                            (1987-present); Member
                                                                    SSgA Investment Committee
                                                                    (1994-present); Senior
                                                                    Principal State Street
                                                                    Global Markets LLC.

TIMOTHY B. HARBERT*            Trustee         Unlimited            Chairman and CEO of State   10            Chairman of SSgA
c/o streetTRACKS Series Trust                  Elected:             Street Global Advisors
225 Franklin Street                            September 2000       (2001-present);
Boston, Massachusetts 02110                                         President, State Street
Age:  51                                                            Global Advisors
                                                                    (1995-2001); Executive
                                                                    Vice President of State
                                                                    Street Corporation
                                                                    (1996-present); Member,
                                                                    Executive Operating
                                                                    Group of State Street
                                                                    Corporation
                                                                    (1995-

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                                                                IN FUND
                                               TERM OF OFFICE AND                               COMPLEX
NAME, ADDRESS                  POSITION(S)     LENGTH OF TIME       PRINCIPAL OCCUPATION(S)     OVERSEEN BY   OTHER DIRECTORSHIPS
AND AGE                        WITH FUNDS      SERVED               DURING PAST 5 YEARS         TRUSTEE       HELD BY TRUSTEE
-------                        ----------      ------               -------------------         -------       ---------------
                                                                    present).

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                                                                IN FUND
                                               TERM OF OFFICE AND                               COMPLEX
NAME, ADDRESS                  POSITION(S)     LENGTH OF TIME       PRINCIPAL OCCUPATION(S)     OVERSEEN BY   OTHER DIRECTORSHIPS
AND AGE                        WITH FUNDS      SERVED               DURING PAST 5 YEARS         TRUSTEE       HELD BY TRUSTEE
-------                        ----------      ------               -------------------         -------       ---------------
DAVID M. KELLY                 Trustee         Unlimited            President and Chief         10            Chicago Stock Exchange
4 Jodi Lane                                    Elected:             Executive Officer, NSCC                   (Public
Chatham, NJ 07928                              September 2000       (1983-February 2000)(a                    Governor/Director);
Age:  64                                                            clearing org. and                         Penson Worldwide Inc.
                                                                    broker/dealer); Vice                      (Director); Thomas
                                                                    Chairman, DTCC (1999 -                    Murray Ltd.
                                                                    February 2000)(a                          (Director); Custodial
                                                                    depository in US); Vice                   Trust Co. (Director).
                                                                    Chairman and CEO,
                                                                    Government Securities
                                                                    Clearing Corp. (1990 -
                                                                    February 2000) (a
                                                                    government securities
                                                                    clearing company).

FRANK NESVET                   Trustee         Unlimited            Chief Executive Officer,    10            N/A
c/o streetTRACKS Series Trust                  Elected:             Libra Group, Inc.
225 Franklin Street                            September 2000       (1998-present)(a
Boston, Massachusetts 02110                                         financial services
Age:  59                                                            consulting company);
                                                                    Managing Director, Senior
                                                                    Vice President and Fund
                                                                    Treasurer, New England
                                                                    Funds (1993-1998).

HELEN F. PETERS                Trustee         Unlimited            Dean, Carroll School of     10            N/A
133 South Street                               Elected:             Management, Boston
Needham, Massachusetts 02492                   September 2000       College (August
Age:  54                                                            2000-present); (Partner),
                                                                    Samuelson Peters, LLC
                                                                    (1999-August 2000);
                                                                    (Director of Global
                                                                    Bond Group), Scudder
                                                                    Kemper Investments
                                                                    (1998-1999); (Chief
                                                                    Investment Officer),
                                                                    Colonial Management
                                                                    (1991-1998).

JAMES E. ROSS                  Vice President  Unlimited            Principal, State Street     N/A           N/A
Funds Management, Inc.                         Elected:             Global Advisors (March
2 International Place                          September 2000       2000 to present); Vice
Boston, Massachusetts 02110                                         President, State Street
Age:  37                                                            Bank and Trust Company
                                                                    (1998-March 2000);
                                                                    Assistant Vice President,
                                                                    State Street Bank and
                                                                    Trust Company (1996-
                                                                    1998), Assistant
                                                                    Secretary, State Street
                                                                    Bank and Trust Company
                                                                    (1995-1996).

KATHLEEN C. CUOCOLO            Treasurer       Unlimited            Executive Vice President,   N/A           N/A
State Street Bank and Trust                    Elected:             State Street Bank and
Company                                        September 2000       Trust Company (March
2 Avenue de Lafayette                                               2000-present); Senior

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                                                                IN FUND
                                               TERM OF OFFICE AND                               COMPLEX
NAME, ADDRESS                  POSITION(S)     LENGTH OF TIME       PRINCIPAL OCCUPATION(S)     OVERSEEN BY   OTHER DIRECTORSHIPS
AND AGE                        WITH FUNDS      SERVED               DURING PAST 5 YEARS         TRUSTEE       HELD BY TRUSTEE
-------                        ----------      ------               -------------------         -------       ---------------
Boston, Massachusetts 02111                                         Vice President
Age:  50                                                            (1995-March 2000);
                                                                    Executive Operating Group
                                                                    (1999-present); CPA in
                                                                    Massachusetts.

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                                                                IN FUND
                                               TERM OF OFFICE AND                               COMPLEX
NAME, ADDRESS                  POSITION(S)     LENGTH OF TIME       PRINCIPAL OCCUPATION(S)     OVERSEEN BY   OTHER DIRECTORSHIPS
AND AGE                        WITH FUNDS      SERVED               DURING PAST 5 YEARS         TRUSTEE       HELD BY TRUSTEE
-------                        ----------      ------               -------------------         -------       ---------------
DONALD A. GIGNAC               Assistant       Unlimited            Vice President, State       N/A           N/A
State Street Bank and Trust    Treasurer       Elected:             Street Bank and Trust
Company                                        September 2000       Company (1993-present).
2 Avenue de Lafayette
Boston, Massachusetts 02111
Age:  37

MARY MORAN ZEVEN               Secretary       Unlimited            Vice President and          N/A           N/A
State Street Bank and Trust                    Elected:             Associate Counsel, State
Company                                        August 2001          Street Bank and Trust
One Federal Street                                                  Company since 2000; Vice
Boston, Massachusetts 02110                                         President and Counsel,
Age:  41                                                            PFPC, Inc. 1999 to 2000;
                                                                    Counsel, Curtis, Mallet-
                                                                    Prevost, Colt & Mosle,
                                                                    LLP 1996 to 1999 (law
                                                                    firm).

STEPHANIE M. NICHOLS           Assistant       Unlimited            Counsel, State Street       N/A           N/A
State Street Bank and Trust    Secretary       Elected:  May 2002   Bank and Trust Company
Company                                                             since 1997.
One Federal Street
Boston, Massachusetts
02110
Age:  31


*Mr. Fleites and Mr. Harbert are "interested persons" of the Trust, as defined in the 1940 Act, by virtue of their positions as officers of the Adviser.

REMUNERATION OF TRUSTEES AND OFFICERS

No officer, director or employee of the Adviser, its parent or subsidiaries receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Independent Trustee an annual fee of $12,000 plus $4,500 per in person meeting attended. An Independent Trustee will receive $500 for each meeting attended via telephone or video conference. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.


The table below shows the compensation that the Independent Trustees received during the Trust's fiscal year ended June 30, 2002. Mr. Fleites and Mr. Harbert receive no compensation from the Trust.



                                                                                            Total Compensation
                        Aggregate          Pension or Retirement   Estimated Annual         From the Trust and
                        Compensation       Benefits Accrued as     Benefits Upon            Fund Complex Paid to
Name and Position       from the Trust*    Part of Trust Expenses  Retirement               Trustees*
-----------------       --------------     ----------------------  ----------               --------
David M. Kelly          $30,000            $0                      N/A                      $30,000

Frank Nesvet            $30,000            $0                      N/A                      $30,000

Helen F. Peters         $30,000            $0                      N/A                      $30,000

The Board of Trustees has an Audit Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. The Audit Committee meets with the Trust's independent auditors to review and approve the scope and results of their professional services; to review the procedures for evaluating the adequacy of the Trust's accounting controls; to consider the range of audit fees; and to make recommendations to the Board regarding the engagement of the Trust's independent auditors. The Audit Committee met twice during the fiscal year ended June 30, 2002.


As of September 30, 2002 the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each Fund.


CODES OF ETHICS

The Trust, the Adviser, the Sub-Adviser and the Distributor each have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics, filed as exhibits to this registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC's website at http://www.sec.gov.

THE INVESTMENT ADVISER


SSgA Funds Management, Inc. (the "Adviser") acts as investment adviser to the Trust and, subject to the supervision of the Board, is responsible for the investment management of each Fund. The Adviser's principal address is Two International Place, Boston, Massachusetts 02110. The Adviser, a Massachusetts corporation, is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser , State Street Bank and Trust Company ("State Street") and other affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street Corporation. As of June 30, 2002, the Adviser managed approximately $65 billion in assets. As of June 30, 2002, SSgA managed approximately $770.8 billion in assets, including approximately $365.3 billion in equity index funds.


The Adviser serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Investment Advisory Agreement, with respect to each Fund, continues in effect for two years from its effective date, and thereafter is subject to annual approval by (1) the Board of Trustees or (2) vote of a majority of the outstanding voting securities (as defined in the 1940

Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board of Trustees who are not interested persons (as defined in the 1940 Act) of the Trust by a vote cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60 days notice, by the Board of Trustees or by a vote of the holders of a majority (as defined in the 1940 Act) of the applicable Fund's outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

In considering whether to continue each Fund's Investment Advisory Agreement, the Trustees will consider all information they deem relevant, including, among other things, the nature and quality of the services rendered, the investment performance of the Fund, the costs of the Adviser in providing services, the extent to which economies of scale are shared with the Fund, the Adviser's profitability in providing services, and information with respect to the Adviser's fees as compared to those of comparable funds.

Under the Investment Advisory Agreement, the Adviser, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages the investment of each Fund's assets. The Adviser is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

Pursuant to the Investment Advisory Agreement, the Trust has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties.

For the services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Adviser monthly fees based on a percentage of each Fund's average daily net assets as shown in the following table.


FUND                                                                                          MANAGEMENT FEE
----                                                                                          --------------
streetTRACKS(R) Dow Jones U.S. Large-Cap Value Fund                                                    0.20%
streetTRACKS(R) Dow Jones U.S. Large-Cap Growth Fund                                                   0.20%
streetTRACKS(R) Dow Jones U.S. Small-Cap Value Fund                                                    0.25%
streetTRACKS(R) Dow Jones U.S. Small-Cap Growth Fund                                                   0.25%
streetTRACKS(R) Dow Jones Global Titans Index Fund                                                     0.50%
streetTRACKS(R) Wilshire REIT Index Fund                                                               0.25%
streetTRACKS(R) Morgan Stanley Technology Index Fund                                                   0.50%
streetTRACKS(R) Morgan Stanley Internet Index Fund                                                     0.50%
FORTUNE 500(R) Index Fund                                                                              0.20%
FORTUNE e-50(TM) Index Fund                                                                            0.20%


From time to time, the Adviser may waive all or a portion of its fee. The Adviser pays all expenses of each Fund other than the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.


For the fiscal year ended June 30, 2002, the Funds paid the following amounts to the Adviser:


FUND NAME                                                   AMOUNT PAID
---------                                                   -----------


FUND NAME                                                             AMOUNT PAID
---------                                                             -----------
streetTRACKS(R) Dow Jones U.S. Large-Cap Value Fund                   $    86,623
streetTRACKS(R) Dow Jones U.S. Large-Cap Growth Fund                  $    40,783
streetTRACKS(R) Dow Jones U.S. Small-Cap Value Fund                   $    84,879
streetTRACKS(R) Dow Jones U.S. Small-Cap Growth Fund                  $    41,053
streetTRACKS(R) Dow Jones Global Titans Index Fund                    $   101,499
streetTRACKS(R) Wilshire REIT Index Fund                              $    49,124
streetTRACKS(R) Morgan Stanley Technology Index Fund                  $   329,790
streetTRACKS(R) Morgan Stanley Internet Index Fund                    $    22,606
FORTUNE 500(R) Index Fund                                             $   100,475
FORTUNE e-50(TM) Index Fund                                           $    23,700






INVESTMENT SUB-ADVISER --  streetTRACKS(R) Wilshire REIT Index Fund


Pursuant to the Advisory Agreement between the streetTRACKS(R) Wilshire REIT Index Fund and the Adviser, the Adviser is authorized to engage one or more sub-advisers for the performance of any of the services contemplated to be rendered by the Adviser. The Adviser has retained The Tuckerman Group LLC ("Tuckerman") as sub-adviser, to be responsible for the day to day management of the streetTRACKS(R) Wilshire REIT Index Fund's investments, subject to supervision of the Adviser and the Board of Trustees while the Adviser will provide administrative, compliance and general management services to the Fund. Since its organization on April 28, 1999, Tuckerman has provided investment management services to institutional investors and other mutual funds. As of August 31, 2002, Tuckerman managed approximately $877 million in assets. Tuckerman's principal business address is 2 Manhattanville Road, Purchase, New York 10577.


In accordance with the Sub-Advisory Agreement between the Adviser and Tuckerman, the Adviser will pay Tuckerman an annual investment sub-advisory fee equal to 0% of average daily net assets up to the first $50 million in net assets and 0.05% thereafter with respect to the streetTRACKS(R) Wilshire REIT Index Fund. For the fiscal year ended June 30, 2002, the Adviser paid $0 to Tuckerman for its services.


THE ADMINISTRATOR

State Street serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, State Street is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Trust and each Fund. State Street will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in State Street's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from gross negligence or willful misconduct in the performance of its duties.

CUSTODIAN AND TRANSFER AGENT

State Street, 225 Franklin Street, Boston, Massachusetts 02110, also serves as Custodian for the Funds pursuant to a Custodian Agreement. As Custodian, State Street holds the Funds' assets, calculates the net asset value of the Shares and calculates net income and realized capital gains or losses. State Street also serves as Transfer Agent of the Funds pursuant to a Transfer Agency Agreement. State Street may be reimbursed by the Funds for its out-of-pocket expenses. State Street and the Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

THE DISTRIBUTOR


State Street Global Markets, LLC is the principal underwriter and Distributor of Shares. Its principal address is 225 Franklin Street, Boston, Massachusetts 02110. Investor information can be obtained by calling 1-866-S-TRACKS. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described in the Prospectus and below under "CREATION AND REDEMPTION OF CREATION UNITS." Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD"). The Distributor has no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Trust.


Each Fund,  except for the FORTUNE  500(R)  Index Fund and the  FORTUNE
e-50(TM) Index Fund, has adopted a Distribution and Service Plan (a "Plan") pursuant to which payments of up to 0.25% may be made. No payments pursuant to the Plan during the next twelve (12) months of operation. Under its terms, each Fund's Plan remains in effect from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the "Independent Trustees" (Trustees who are not interested persons of the Fund (as defined in the 1940 Act) and have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan). The Plan may not be amended to increase materially the amount to be spent for the services provided by the Distributor without approval by the shareholders of the relevant Fund to which the Plan applies, and all material amendments of the Plan also require Board approval (as described above). Each Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees, or, by a vote of a majority of the outstanding voting securities of such Fund (as such vote is defined in the 1940 Act).
Pursuant  to  the  Distribution  Agreement,   the Distributor will provide the
Board with periodic reports of any amounts expended under the Plan and the purpose for which such expenditures were made.

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, as to each Fund: (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, on at least 60 days written notice to the Distributor. The Distribution Agreement is also terminable upon 60 days notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Pursuant to agreements entered into with such persons, the Distributor will make payments under each Plan to certain broker-dealers or other persons ("Investor Services Organizations") that enter into agreements with the Distributor in the form approved by the Board of Trustees to provide distribution assistance and shareholder support, account maintenance and educational and promotional services (which may include compensation and sales incentives to the registered brokers or other sales personnel of the broker-dealer or other financial entity that is a party to an investor services agreement) ("Investor Services Agreements"). No such Investor Services Agreements will be entered into during the first twelve months of operation. Each Investor Services Agreement will be a "related agreement" under the Plan of the relevant Fund. No Investor Services Agreement will provide for annual fees of more than 0.25% of a Fund's average daily net assets per annum attributable to Shares subject to such agreement.

Subject to an aggregate limitation of 0.25% of a Fund's average net assets per annum, the fees paid by a Fund under its Plan will be compensation for distribution, investor services or marketing services for that Fund. To the extent the Plan fees aggregate less than 0.25% per annum of the average daily net assets of a Fund, each Fund may also reimburse the Distributor and other persons for their respective costs incurred in printing prospectuses and producing advertising or marketing material prepared at the request of the Fund. The aggregate payments under each Plan will not exceed, on an annualized basis, 0.25% of average daily net assets of any Fund.

The continuation of the Distribution Agreement, any Investor Services Agreements and any other related agreements is subject to annual approval of the Board, including by a majority of the Independent Trustees, as described above.

Each of the Investor Services Agreements will provide that it may be terminated at any time, without the payment of any penalty, (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund, on at least 60 days' written notice to the other party. Each of the Distribution Agreement and the Investor Services Agreements is also terminable upon 60 days' notice by the Distributor and will terminate automatically in the event of its assignment (as defined in the 1940 Act). Each Investor Services Agreement is also terminable by the applicable Investor Service Organization upon 60 days' notice to the other party thereto.

The allocation among the Funds of fees and expenses payable under the Distribution Agreement and the Investor Services Agreements will be made pro rata in accordance with the daily net assets of the respective Funds.

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in the "Book Entry Only System" section below), DTC Participants (as defined below) and/or Investor Services Organizations.

Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor, and may indemnify Soliciting Dealers entering into agreements with the Distributor, for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties under the Distribution Agreement or other agreement, as applicable.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and the Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

In seeking to implement the Trust's policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes provides the most favorable prices and are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Adviser. Such services may include, but are not limited to, information as to the availability of securities for purchase or sale and statistical information pertaining to corporate actions affecting stocks, including but not limited to, stocks within one or more of the Indexes.

The Funds will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation.

The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is prompt execution of orders at the most favorable net price.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 50%. See "INVESTMENT POLICIES AND STRATEGIES" in the Prospectus. The overall reasonableness of brokerage commissions is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "BUYING AND SELLING."

DTC acts as securities depositary for the Shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


Although the Funds do not have information concerning the beneficial ownership of the Funds held in the names of DTC Participants, as of September 30, 2002, the names, addresses and percentage ownership of each DTC Participant that owned of record 5% or more of the outstanding shares of a Fund were as follows:



FUND                                         NAME AND ADDRESS                           PERCENTAGE OF OWNERSHIP
----                                         ----------------                           -----------------------
streetTRACKS(R) Dow Jones U.S. Large-Cap     State Street Bank and Trust Company        40.67%
Value Fund                                   225 Franklin Street, M4
                                             Boston, MA 02110

                                             Merrill Lynch                              11.96%
                                             4 Corporate Place
                                             Corporate Park 287
                                             Piscataway, NJ 08855

                                             Charles Schwab & Company, Inc.             7.16%
                                             Issuer Services
                                             c/o ADP Proxy Services

FUND                                         NAME AND ADDRESS                           PERCENTAGE OF
                                                                                        OWNERSHIP
                                             51 Mercedes Way
                                             Edgewood, NY 11717

                                             Morgan Stanley Dean Witter, Inc.           5.53%
                                             5690 West Cypress Street
                                             Tampa, FL 33607

streetTRACKS(R) Dow Jones U.S. Large-Cap     Charles Schwab & Company, Inc.             23.98%
Growth Fund                                  Issuer Services
                                             c/o ADP Proxy Services
                                             51 Mercedes Way
                                             Edgewood, NY 11717

                                             State Street Bank and Trust Company        18.27%
                                             225 Franklin Street, M4
                                             Boston, MA 02110

                                             Morgan Stanley Dean Witter, Inc.           10.30%
                                             5690 West Cypress Street
                                             Tampa, FL 33607

                                             Salomon Smith Barney, Inc.                 9.60%
                                             820 State Street, Trust Division
                                             Santa Barbara, CA 93101

                                             SEI Trust Company                          7.46%
                                             1 Freedom Valley Drive
                                             Oaks, PA 19456

                                             National Financial Services                7.30%
                                             200 Liberty Street
                                             New York, NY 10005

FUND                                         NAME AND ADDRESS                           PERCENTAGE OF
                                                                                        OWNERSHIP
                                             Merrill Lynch                              6.32%
                                             4 Corporate Place
                                             Corporate park 287
                                             Piscataway, NJ 08855

streetTRACKS(R) Dow Jones U.S. Small-Cap     Merrill Lynch                              18.03%
Value Fund                                   4 Corporate Place
                                             Corporate park 287
                                             Piscataway, NJ 08855

                                             National Financial Services                12.96%
                                             200 Liberty Street
                                             New York, NY 10281

                                             Charles Schwab & Company, Inc.             11.14%
                                             Issuer Services
                                             c/o ADP Proxy Services
                                             51 Mercedes Way
                                             Edgewood, NY 11717

                                             National Investors Services Corp.          7.03%
                                             55 Water Street
                                             New York, NY 10041

                                             Salomon Smith Barney, Inc.                 6.56%
                                             820 State Street, Trust Division
                                             Santa Barbara, CA 93101

streetTRACKS(R) Dow Jones U.S. Small-Cap     Charles Schwab & Company, Inc.             24.74%
Growth Fund                                  Issuer Services

FUND                                         NAME AND ADDRESS                           PERCENTAGE OF
                                                                                        OWNERSHIP
                                             c/o ADP Proxy Services
                                             51 Mercedes Way
                                             Edgewood, NY 11717

                                             Kalb Voorhis & Co., LLC                    16.04%
                                             27 William Street, 3rd Floor
                                             New York, New York 10004

                                             Salomon Smith Barney, Inc.                 12.03%
                                             820 State Street, Trust Division
                                             Santa Barbara, CA 93101

                                             National Financial Services                7.02%
                                             200 Liberty Street
                                             New York, NY 10005

streetTRACKS(R) Dow Jones Global Titans      State Street Bank and Trust Company        37.68%
Index Fund                                   225 Franklin Street, M4
                                             Boston, MA 02110

                                             Merrill Lynch                              11.25%
                                             4 Corporate Place
                                             Corporate park 287
                                             Piscataway, NJ 08855

                                             Bank of New York                           10.07%
                                             925 Patterson Plank Road
                                             Secaucus, New Jersey 07094

                                             First Clearing Corporation                 8.84%
                                             10700 Wheat First Drive

FUND                                         NAME AND ADDRESS                           PERCENTAGE OF
                                                                                        OWNERSHIP
                                             Glen Allen, VA 23060

streetTRACKS(R) Wilshire REIT Index Fund     Charles Schwab & Company, Inc.             26.60%
                                             Issuer Services
                                             c/o ADP Proxy Services
                                             51 Mercedes Way
                                             Edgewood, NY 11717

                                             National Financial Services                15.32%
                                             200 Liberty Street
                                             New York, NY 10005

                                             Donaldson Lufkin & Jenrette                11.49%
                                             Securities Corp.
                                             1 Pershing Plaza
                                             Jersey City, NJ 07399

                                             A.G. Edwards & Sons, Inc.                  6.67%
                                             One North Jefferson
                                             St. Louis, MO 63103

                                             Merrill Lynch                              5.56%
                                             4 Corporate Place
                                             Corporate park 287
                                             Piscataway, NJ 08855

streetTRACKS(R) Morgan Stanley Technology    Morgan Stanley & Co., Inc.                 28.70%
Index Fund                                   One Pierrepont Plaza, 7th Floor
                                             Brooklyn, NY 11201

                                             Salomon Smith Barney, Inc.                 19.39%
                                             820 State Street, Trust Division
                                             Santa Barbara, CA 93101

                                             Goldman Sachs & Co.                        16.92%
                                             One New York Plaza, 45th Floor
                                             New York, NY 10004

FUND                                         NAME AND ADDRESS                           PERCENTAGE OF
                                                                                        OWNERSHIP
                                             Morgan Stanley Dean Witter, Inc.           10.78%
                                             5690 West Cypress Street
                                             Tampa, FL 33607

                                             Donaldson Lufkin & Jenrette                5.76%
                                             Securities Corp.
                                             1 Pershing Plaza
                                             Jersey City, NJ 07399

                                             Credit Suisse First Boston Corporation     5.24%
                                             One Pershing Plaza
                                             Jersey City, NJ 07399

streetTRACKS(R) Morgan Stanley Internet      Morgan Stanley & Co., Inc.                 63.48%
Index Fund                                   One Pierrepont Plaza, 7th Floor
                                             Brooklyn, NY 11201

                                             Edwards AG                                 10.44%
                                             125 Broad Street, 40th Floor
                                             New York, NY 10004


FORTUNE 500(R) Index Fund                    Charles Schwab & Company, Inc.             17.37%
                                             Issuer Services
                                             c/o ADP Proxy Services
                                             51 Mercedes Way
                                             Edgewood, NY 11717

                                             National Financial Services                12.51%
                                             200 Liberty Street
                                             New York, NY 10281

                                             Merrill Lynch                              11.10%
                                             4 Corporate Place
                                             Corporate park 287
                                             Piscataway, NJ 08855

                                             National Investors Services Corp.          5.71%
                                             55 Water Street
                                             New York, NY 10041

                                             Donaldson Lufkin & Jenrette                5.36%
                                             Securities Corp.

FUND                                         NAME AND ADDRESS                           PERCENTAGE OF
                                                                                        OWNERSHIP
                                             1 Pershing Plaza
                                             Jersey City, NJ 07399

                                             Salomon Smith Barney, Inc.                 5.22%
                                             820 State Street, Trust Division
                                             Santa Barbara, CA 93101

FORTUNE e-50(TM) Index Fund                  Goldman Sachs & Co.                        20.93%
                                             One New York Plaza, 45th Floor
                                             New York, NY 10004

                                             Charles Schwab & Company, Inc.             17.59%
                                             Issuer Services
                                             c/o ADP Proxy Services
                                             51 Mercedes Way
                                             Edgewood, NY 11717

                                             National Financial Services                10.23%
                                             200 Liberty Street
                                             New York, NY 10281

                                             Merrill Lynch                              8.68%
                                             4 Corporate Place
                                             Corporate park 287
                                             Piscataway, NJ 08855

                                             Kalb Voorhis & Co., LLC                    5.36%
                                             27 William Street, 3rd Floor
                                             New York, New York 10004



CREATION AND REDEMPTION OF CREATION UNITS

CREATION

The Trust issues and sells Shares of each Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" with respect to each Fund is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day (Washington's Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

FUND DEPOSIT

The consideration for purchase of a Creation Unit of a Fund generally consists of an in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" -- per each Creation Unit constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's Index and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The Cash Component is an amount equal to the difference between the net asset value of the Shares (per Creation Unit) and the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities.

The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, immediately prior to the opening of business on the New York Stock Exchange (currently 9:30 a.m., New York time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Units of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the relevant Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for transfer through the Clearing Process (discussed below), or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting. Brokerage commissions incurred in connection with acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject Index being tracked by the relevant Fund or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Share of each Fund.

PROCEDURES FOR CREATION OF CREATION UNITS

To be eligible to place orders with the Distributor to create a Creation Unit of a Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see "BOOK ENTRY ONLY SYSTEM"), and, in each case, must have executed an agreement with the Trust, the Distributor and the Transfer Agent with respect to creations and redemptions of Creation Units ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant". Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Shares of Funds, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.


All orders to create Funds must be placed for one or more Creation Unit size aggregations of Shares (50,000 in the case of each Fund). All orders to create Creation Units, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. New York time)("Closing Time"), or 3:00 p.m. New York time in the case of custom orders, in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the net asset value of Shares of each Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the "Transmittal Date". Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see "Placement of Creation Orders Using Clearing Process" and "Placement of Creation Orders Outside Clearing Process"). Severe economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.


Orders to create Creation Units of Funds shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to create Creation Units of Funds have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. At any given time there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Units through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date.

Orders for creation that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

PLACEMENT OF CREATION ORDERS USING CLEARING PROCESS


The Clearing Process is the process of creating or redeeming Creation Units through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Transfer Agent to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Funds in Creation Units through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time, or 3:00 p.m. New York time in the case of custom orders, on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.


PLACEMENT OF CREATION ORDERS OUTSIDE CLEARING PROCESS


Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement with the Trust, the Distributor and the Transfer Agent. A DTC Participant who wishes to place an order creating Creation Units to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Trust by no later than 11:00 a.m., New York time, of the next Business Day immediately following the Transmittal Date. All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve wire system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., New York time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Units of Funds outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time, or 3:00 p.m. New York time in the case of custom orders, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the requisite Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be cancelled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current net asset value of the Fund. The delivery of Creation Units of Funds so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.


Creation Units of Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., New York time, on such date and federal funds in the appropriate amount are deposited with the Trust's Custodian by 11:00 a.m., New York time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the investor shall be liable to the Trust for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., New York time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a mark to market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee will be charged in all cases. The delivery of Creation Units of Funds so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

ACCEPTANCE OF ORDERS FOR CREATION UNITS

The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Fund if (a) the order is not in proper form; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (c) the Deposit Securities delivered are not as disseminated through the facilities of the Exchange for that date by the Custodian, as described above; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful;
(f) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

CREATION TRANSACTION FEE

To compensate the Trust for transfer and other transaction costs involved in creation transactions through the Clearing Process, investors will be required to pay a fixed creation transaction fee, described below, payable to the Trust regardless of the number of creations made each day. An additional charge of up to three (3) times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.



                                                                                                        OUTSIDE THE
FUND                                                                            TRANSACTION              CLEARING
                                                                                   FEE                    PROCESS

streetTRACKS(R) Dow Jones U.S. Large Cap Value Index Fund                         $1,000                 up to $4,000
streetTRACKS(R) Dow Jones U.S. Large Cap Growth Index Fund                        $1,000                 up to $4,000
streetTRACKS(R) Dow Jones U.S. Small Cap Value Index Fund                         $1,500                 up to $6,000
streetTRACKS(R) Dow Jones U.S. Small Cap Growth Index Fund                        $1,500                 up to $6,000
streetTRACKS(R) Dow Jones Global Titans Index Fund                                $1,000                 up to $4,000
streetTRACKS(R) Wilshire REIT Index Fund                                          $1,000                 up to $4,000
streetTRACKS(R) Morgan Stanley Technology Index Fund                               $500                  up to $2,000
streetTRACKS(R) Morgan Stanley Internet Index Fund                                 $500                  up to $2,000
FORTUNE 500(R) Index Fund                                                         $2,000                 up to $8,000
FORTUNE e-50(TM) Index Fund                                                        $500                  up to $2,000


REDEMPTION


Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit. As of September 30, 2002, the value of the securities comprising a deposit of designated equity securities necessary for an in-kind purchase of a Creation Unit for each Fund was as follows: streetTRACKS(R) Dow Jones Large Cap Value Index Fund, $4,601,232.95; streetTRACKS(R) Dow Jones Large Cap Growth Index Fund, $1,698,784.66; streetTRACKS(R) Dow Jones Small Cap Value Index Fund, $5,790,289.62; streetTRACKS(R) Dow Jones Small Cap Growth Index Fund, $2,050,386.46; streetTRACKS(R) Dow Jones Global Titans Index Fund, $2,277,190.93; streetTRACKS(R) Wilshire REIT Index Fund, $5,847,627.11; streetTRACKS(R) Morgan Stanley Technology Index Fund, $1,194,830.87; streetTRACKS(R) Morgan Stanley Internet Index Fund, $273,230.91; FORTUNE 500(R) Index Fund, $2,970,896.09; FORTUNE e-50(TM) Index Fund, $823,325.61.

With respect to each Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the New York Stock Exchange (currently 9:30 am, New York time) on each Business Day, the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to creations of Creation Units.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the net asset value of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee described below in the section entitled "REDEMPTION TRANSACTION FEE". In the event that the Fund Securities have a value greater than the net asset value of the Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.

REDEMPTION TRANSACTION FEE

A redemption transaction fee, described below, is paid to the Trust to offset transfer and other transaction costs that may be incurred in connection with the redemption of Creation Units. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. An additional charge of up to three (3) times the fixed transaction fee may be charged with respect to transactions effected outside the Clearing Process.


                                                                                                    OUTSIDE THE
FUND                                                                        TRANSACTION              CLEARING
                                                                              FEE                     PROCESS
streetTRACKS(R) Dow Jones U.S. Large Cap Value Index Fund                    $1,000                 up to $4,000
streetTRACKS(R) Dow Jones U.S. Large Cap Growth Index Fund                   $1,000                 up to $4,000
streetTRACKS(R) Dow Jones U.S. Small Cap Value Index Fund                    $1,500                 up to $6,000
streetTRACKS(R) Dow Jones U.S. Small Cap Growth Index Fund                   $1,500                 up to $6,000
streetTRACKS(R) Dow Jones Global Titans Index Fund                           $1,000                 up to $4,000
streetTRACKS(R) Wilshire REIT Index Fund                                     $1,000                 up to $4,000
streetTRACKS(R) Morgan Stanley Technology Index Fund                          $500                  up to $2,000
streetTRACKS(R) Morgan Stanley Internet Index Fund                            $500                  up to $2,000
FORTUNE 500(R) Index Fund                                                    $2,000                 up to $8,000
FORTUNE e-50(TM) Index Fund                                                   $500                  up to $2,000


The Funds, subject to approval by the Board of Trustees, may adjust the fee from time to time based upon actual experience. An additional charge for cash redemptions or partial cash redemptions (when cash redemptions are available) for each Fund may be imposed. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.

PLACEMENT OF REDEMPTION ORDERS USING CLEARING PROCESS


Orders to redeem Creation Units of Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Units of Funds using the Clearing Process is deemed received on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., New York time, or 3:00 p.m. New York time in the case of custom orders, on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the net asset value of the Fund as next determined. An order to redeem Creation Units of a Fund using the Clearing Process made in proper form but received by the Fund after 4:00 p.m., New York time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the net asset value next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third (3rd) NSCC Business Day following the date on which such request for redemption is deemed received.


PLACEMENT OF REDEMPTION ORDERS OUTSIDE CLEARING PROCESS


Orders to redeem Creation Units of Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units of Funds to be effected outside the Clearing Process need not be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. An order to redeem Creation Units of Funds outside the Clearing Process is deemed received by the Transfer Agent on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., New York time, or 3:00 p.m. New York time in the case of custom orders, on such Transmittal Date; (ii) such order is accompanied or proceeded by the requisite number of Shares of Funds and the cash redemption amount specified in such order, which delivery must be made through DTC to the Custodian no later than 11:00 a.m. and 2:00 p.m., respectively, New York time, on the next Business Day following such Transmittal Date (the "DTC Cut-Off-Time"); and (iii) all other procedures set forth in the Participant Agreement are properly followed.


After the Transfer Agent has deemed an order for redemption outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent.


The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by the Custodian according to the procedures set forth under "DETERMINATION OF NET ASSET VALUE" computed on the Business Day on which a redemption order is deemed received by the Transfer Agent. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than the Closing Time, or 3:00 p.m. New York time in the case of custom orders, on the Transmittal Date, and the requisite number of Shares of the relevant Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by the Custodian on such Transmittal Date. If, however, a redemption order is submitted to the Transfer Agent by a DTC Participant not later than the Closing Time, or 3:00 p.m. New York time in the case of custom orders, on the Transmittal Date but either (1) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date or (2) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Transfer Agent, i.e., the Business Day on which the Shares of the relevant Funds are delivered through DTC to the

Custodian by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the net asset value of its Shares based on the net asset value of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Shares' net asset value is not reasonably practicable; or
(4) in such other circumstance as is permitted by the SEC.

DETERMINATION OF NET ASSET VALUE

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "DETERMINATION OF NET ASSET VALUE."

Net asset value per Share for each Fund of the Trust is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by the Custodian and determined at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. New York time) on each day that such exchange is open.

In computing a Fund's net asset value per Share, the Fund's securities holdings are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Adviser in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled "DISTRIBUTIONS."

GENERAL POLICIES

Dividends from net investment income, if any, are declared and paid quarterly by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income.

DIVIDEND REINVESTMENT SERVICE

Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds through DTC Participants for reinvestment of their dividend distributions. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the same Fund based on a payable date NAV.

TAXES

The following information also supplements and should be read in conjunction with the section in the Prospectus entitled "TAX MATTERS."

Each Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of a given Fund and if, pursuant to section 351 of the Internal Revenue Code, the respective Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. See "CREATION AND REDEMPTION OF CREATION UNITS."

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction.

A loss realized on a sale or exchange of Shares of a Fund may be disallowed if other Fund Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.

Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Distributions reinvested in additional Shares of a Fund through the means of the service (see "DIVIDEND REINVESTMENT SERVICE") will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Shares to the same extent as if such dividends had been received in cash.

Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.


Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). The backup withholding rates are currently: 30% during 2002-2003; 29% during 2004-2005; 28% during 2006-2010; and 31% -- 2011 and thereafter. Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares of the Trust should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement.

Each Fund distributes to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

CAPITAL STOCK AND SHAREHOLDER REPORTS

The Trust currently is comprised of ten Funds. Each Fund issues shares of beneficial interest, par value $.01 per Share. The Board of Trustees may designate additional Funds.

Each Share issued by the Trust has a pro rata interest in the assets of the corresponding Fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all Funds vote together as a single class except that if the matter being voted on affects only a particular Fund it will be voted on only by that Fund and if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter. Under Massachusetts law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust (regardless of the Fund) have noncumulative voting rights for the election of Trustees. Under Massachusetts law, Trustees of the Trust may be removed by vote of the shareholders.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust, requires that Trust obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund's assets and operations, the risk to shareholders of personal liability is believed to be remote.


Shareholder inquiries may be made by writing to the Trust, c/o the Distributor, State Street Global Markets, LLC at 225 Franklin Street, 19th Floor, Boston, Massachusetts 02110.


PERFORMANCE AND OTHER INFORMATION

The performance of a Fund may be quoted in advertisements, sales literature or reports to shareholders in terms of average annual total return, cumulative total return and yield.

Quotations of average annual total return are expressed in terms of the average annual rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (or the life of a Fund, if shorter). Such total return figures will reflect the deduction of a proportional share of such Fund's expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

Total return is calculated according to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period).

Quotations of a cumulative total return will be calculated for any specified period by assuming a hypothetical investment in a Fund on the date of the commencement of the period and will assume that all dividends and distributions are reinvested on ex date. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it is not expressed in terms of an average rate of return.

The yield of a Fund is the net annualized yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Included in net investment income is the amortization of market premium or accretion of market and original issue discount on bonds. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula: YIELD = 2[((a-b)/cd + 1)6-1] (where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period).

Quotations of cumulative total return, average annual total return or yield reflect only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Such quotations for a Fund will vary based on changes in market conditions and the level of such Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

The cumulative and average total returns and yields do not currently take into account federal or state income taxes which may be payable by shareholders; total returns and yields would, of course, be lower if such charges were taken into account.

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods for calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Funds with performance quoted with respect to other investment companies or types of investments.

From time to time, in advertising and marketing literature, the Funds' performance may be compared to the performance of broad groups of open-end and closed-end investment companies with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Funds will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

Information may be provided to investors regarding capital gains distributions by one or more Funds. Comparisons between the Funds and other investment vehicles such as conventional mutual funds may be made regarding such capital gains distributions, as well as relative tax efficiencies between the Funds and such other investment vehicles (e.g., realization of capital gains or losses to a Fund and to such other investment vehicles in connection with redemption of their respective securities).

Investors may be informed that, while no unequivocal statement can be made as to the net tax impact on a mutual fund resulting from the purchases and sales of its portfolio stocks over a period of time, conventional mutual funds that have accumulated substantial unrealized capital gains, if they experience net redemptions and do not have sufficient available cash, may be required to sell appreciated securities and make taxable capital gains distributions that are generated by changes in such fund's portfolio. In contrast to conventional mutual funds where redemption transactions that effect an adverse tax impact on taxable shareholders because of the need to sell portfolio securities which, in turn, may generate taxable gain, the in-kind redemption mechanism of the Funds generally will not lead to a tax event for ongoing shareholders. Since shareholders are generally required to pay tax on capital gains distributions, the smaller the amount of such distributions, the less taxes that are payable currently. To the extent that a Fund is not required to recognize capital gains, a shareholder of such Fund is able, in effect, to defer tax on such gains until he sells or otherwise disposes of his shares. If such holder retains his shares until his death, under current law the tax basis of such shares would be adjusted to their then fair market value.

In addition, in connection with the communication of the performance of the Funds to current or prospective shareholders, the Trust also may compare those figures to the performance of certain unmanaged indexes which may assume the reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples of such indexes include, but are not limited to the following: Dow Jones Industrial Average; Consumer Price Index; Standard & Poor's 500 Composite Stock Price Index (S&P 500); Russell 1000 & NASDAQ non-financial 100 and their subsidiary sector indexes.

Performance of an index is historical and does not represent performance of the Trust, and is not a guarantee of future results.

In addition, information may be presented to current or prospective shareholders regarding the purchase of Funds in the secondary market, such as margin requirements, types of orders that may be entered and information concerning short sales.

Evaluation of each Fund's performance or other relevant statistical information made by independent sources may also be used in advertisements and sales literature concerning the Trust, including reprints of, or selections from, editorials or articles about the Trust. Sources for Trust performance information and articles about the Trust include, but are not limited to, the following: American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques; Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews investment company performance data; Business Week, a national business weekly that periodically reports the performance rankings of investment companies; CDA Investment Technologies, an organization that provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate indexes; Forbes, a national business publication that from time to time reports the performance of specific investment companies; FORTUNE, a national business publication that periodically rates the performance of a variety of investment companies; The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance; Ibbotson Associates, Inc., a company specializing in investment research and data; Investment Company Data, Inc., an independent organization that provides performance ranking information for broad classes of mutual funds; Investor's Business Daily, a daily newspaper that features financial, economic, and business news; Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities; Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund; Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole; The New York Times, a nationally distributed newspaper that regularly covers financial news; Smart Money, a national personal finance magazine published monthly by Dow Jones & Company, Inc. and The Hearst Corporation that focuses on ideas for investing, spending and saving; Value Line Mutual Fund Survey, an independent publication that provides biweekly performance and other information on mutual funds; The Wall Street Journal, a Dow Jones and Company, Inc. newspaper that regularly covers financial news; Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges; Worth, a national publication distributed ten times per year by Capital Publishing Company that focuses on personal finance.

COUNSEL AND INDEPENDENT AUDITORS

Mayer, Brown, Rowe & Maw serves as counsel to the Trust. Ernst & Young LLP serves as the independent auditors of the Trust.


FINANCIAL STATEMENTS


The Report of Independent Auditors, financial highlights, and financial statements of the Funds included in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 2002 on Form N-30D under the Investment Company Act, filed electronically on August 23, 2002 (File No. 0000950135-02-003905) are incorporated by reference into this Statement of Additional Information.

                                     PART C
                                OTHER INFORMATION

ITEM 23.        Exhibits

(a)(i) Declaration of Trust was filed on June 28, 1998 and is incorporated herein by reference.

(a)(ii) Amended and Restated Declaration of Trust was filed on September 25, 2000, and is incorporated herein by reference.

(b) Bylaws of the Trust were filed on September 25, 2000, and is incorporated herein by reference.

(c) Global certificates evidencing shares of the Beneficial Interest, $.01 par value, of each Fund were filed on September 25, 2000, and is incorporated herein by reference.

(d) Investment Management Agreement between the Trust and SSgA Funds Management, Inc. was filed on October 26, 2001 and is incorporated herein by reference.

(d)(i) Addendum to Investment Management Agreement between the Trust and SSgA Funds Management, Inc. was filed on October 26, 2001 and is incorporated herein by reference.

(d)(ii) Sub-Advisory Agreement between the Trust on behalf of the streetTRACKS Wilshire REIT Index Fund and SSgA Funds Management, Inc. was filed on October 26, 2001 and is incorporated herein by reference.

(e) Distribution Agreement between the Trust and State Street Capital Markets was filed on September 25, 2000, and is incorporated herein by reference

(f)         Not applicable.

(g) Custodian and Accounting Services Agreement was filed on September 25, 2000, and is incorporated herein by reference.

(h)(i) Administration Agreement was filed on September 25, 2000, and is incorporated herein by reference.

(h)(ii) Transfer Agency Services Agreement was filed on September 25, 2000, and is incorporated herein by reference.

(h)(iii) Form of Participant Agreement was filed on October 26, 2001 and is incorporated herein by reference.

(h)(iv) Form of Sales and Investor Services Agreement was filed on September 25, 2000, and is incorporated herein by reference.

(i) Opinion and Consent of Mayer Brown & Platt was filed on September 25, 2000, and is incorporated herein by reference

(j)         Consent of Ernst & Young, LLC is filed herewith.

(k)         Not applicable.

(l) Subscription Agreement(s) between the Trust and State Street Capital Markets, LLC was filed on September 25, 2000, and is incorporated herein by reference.

(m) Distribution and Service Plan was filed on September 25, 2000, and is incorporated herein by reference.

(n)         Not applicable.

(p)(i) Code of Ethics of the Trust was filed on September 25, 2000, and is incorporated herein by reference

(p)(ii) Code of Ethics of the Adviser was filed on September 25, 2000, and is incorporated herein by reference

(p)(iii) Distributor has adopted the Code of Ethics used by the Adviser and filed as Exhibit (p)(ii)

(q)         Powers of Attorney are filed herewith.

(r)         Secretary's Certificate is filed herewith

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Immediately prior to the contemplated public offering of the Trust Shares, State Street Capital Markets, LLC will be the sole shareholder of each Fund of the Trust.

ITEM 25. INDEMNIFICATION

Pursuant to Section 5.3 of the Registrant's Amended and Restated Declaration of Trust and under Section 4.8 of the Registrant's By-Laws, the Trust will indemnify any person who is, or has been, a Trustee, officer, employee or agent of the Trust against all expenses reasonably incurred or paid by him/her in connection with any claim, action, suit or proceeding in which he/she becomes involved as a party or otherwise by virtue of his/her being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him/her in the settlement thereof, if he/she acted in good faith and in a manner he/she reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render him/her liable by reason of willful misfeasance, bad faith or gross negligence in the performance of his/her duties or by reason of reckless disregard of his/her obligations and duties to the Registrant. The Registrant may also advance money for litigation expenses provided that Trustees, officers, employees and/or agents give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

Pursuant to Section 5.2 of the Registrant's Amended and Restated Declaration of Trust, no Trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant. Pursuant to paragraph 9 of the Registrant's Investment Advisory Agreement, the Adviser shall not be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the provisions of Rule 484 under the Act, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

The Registrant maintains insurance on behalf of any person who is or was a Trustee, officer, employee or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him/her and incurred by him/her or arising out of his/her position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him/her.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Management" in the STATEMENT OF ADDITIONAL INFORMATION as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

(a)   State Street Capital Markets, LLC is the Trust's principal underwriter.

(b) The following is a list of the executive officers, directors and partners of State Street Capital Markets, LLC:

Howard Fairweather, Director
Stefan Gavell, Director
Nicholas Bonn, Director
Charles Kaye, Director
Simon Julian Wilson-Taylor, Director
Timothy Harbert, Director
Stanley Shelton, Director
Charles Cutrell, Director
Ralph Francis Vitale, Director
F. Charles R. Hindmarsh, President and CEO

Nicholas Bonn, Executive Vice President and CFO
M. Bradley Jacobs, Chief Legal Officer
Dorothy Ann Maturi, Principal
Mark Hansen, Chief Compliance Officer

(c)   Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of State Street Bank and Trust Company, One Federal Street, Boston, Massachusetts 02110.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 28th day of October, 2002.

                                            streetTRACKS(SM) SERIES TRUST

                                            By:    /s/Agustin J. Fleites
                                             -----------------------------------
                                            Agustin J. Fleites*
                                            President

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

      SIGNATURES                               TITLE                             DATE
      ----------                               -----                             ----

/s/Kathleen C. Cuocolo                Treasurer and CFO                     October 28, 2002
----------------------                for purposes of Section 32(b)
Kathleen C. Cuocolo*

/s/David M. Kelly                     Trustee                               October 28, 2002
----------------------
David M. Kelly*

/s/Frank Nesvet                       Trustee                               October 26, 2002
----------------------
Frank Nesvet*

/s/Helen Peters                       Trustee                               October 28, 2002
----------------------
Helen F. Peters*

/s/Timothy B. Harbert                 Trustee                               October 28, 2002
----------------------
Timothy B. Harbert*

/s/Agustin J. Fleites                 President and Trustee                 October 28, 2002
----------------------
Agustin J. Fleites*

*Pursuant to Power of Attorney
By:  /s/Stephanie M. Nichols
     ---------------------------
     Stephanie M. Nichols
     As Attorney-in-Fact

                                  Exhibit List

(j)(i)    Consent of Ernst & Young, LLC
(q)       Powers of Attorney
(r)       Secretary's Certificate